United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/16

Date of Reporting Period: Six months ended 01/31/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2016
Share Class	Ticker
A	QAACX
C	QCACX
R	QKACX
Institutional	QIACX

Federated MDT All Cap Core Fund
Fund Established 2002

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2015 through January 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2016, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Internet Services	4.8%
Department Stores	4.7%
Oil Refiner	4.7%
Money Center Bank	3.9%
Property Liability Insurance	3.8%
Services to Medical Professionals	3.5%
Biotechnology	3.3%
Life Insurance	3.3%
Regional Banks	3.3%
Medical Supplies	3.2%
AT&T Divestiture	2.7%
Computers—Low End	2.7%
Computers—High End	2.4%
Software Packaged/Custom	2.4%
Ethical Drugs	2.3%
Commodity Chemicals	2.1%
Grocery Chain	2.1%
Electric Utility	2.0%
Computers—Midrange	1.9%
Computer Stores	1.7%
Specialty Retailing	1.7%
Airline—Regional	1.6%
Diversified Tobacco	1.6%
Construction Machinery	1.4%
Hospitals	1.4%
Soft Drinks	1.4%
Cable TV	1.2%
Airline—National	1.1%
Semiconductor Distribution	1.1%
Telephone Utility	1.1%
Auto Original Equipment Manufacturers	1.0%
Clothing Stores	1.0%
Multi-Line Insurance	1.0%
Personal Loans	1.0%
Other[2]	19.8%
Semi-Annual Shareholder Report
1

Industry Composition	Percentage of Total Net Assets
Cash Equivalents[3]	1.7%
Other Assets and Liabilities—Net[4]	0.1%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other”.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Agricultural Chemicals—0.7%
9,000		Bunge Ltd.	$558,090
13,993		Mosaic Co./The	337,231
		TOTAL	895,321
		Agricultural Machinery—0.3%
9,100		AGCO Corp.	443,807
		Airline - National—1.1%
4,639	[1]	Atlas Air Worldwide Holdings, Inc.	170,391
21,800	[1]	Jet Blue Airways Corp.	464,558
17,100	[1]	United Continental Holdings, Inc.	825,588
		TOTAL	1,460,537
		Airline - Regional—1.6%
10,759		Alaska Air Group, Inc.	757,433
39,085		Southwest Airlines Co.	1,470,378
		TOTAL	2,227,811
		Airlines—0.4%
2,963		Copa Holdings SA, Class A	139,557
10,479		Delta Air Lines, Inc.	464,115
		TOTAL	603,672
		Apparel—0.4%
4,466	[1]	Iconix Brand Group, Inc.	29,654
7,800		PVH Corp.	572,364
		TOTAL	602,018
		AT&T Divestiture—2.7%
71,971		Verizon Communications, Inc.	3,596,391
		Auto Manufacturing—0.7%
35,900		Ford Motor Co.	428,646
17,386		General Motors Co.	515,321
		TOTAL	943,967
		Auto Original Equipment Manufacturers—1.0%
5,500		Lear Corp.	571,065
2,869	[1]	O'Reilly Automotive, Inc.	748,522
		TOTAL	1,319,587
		Auto Rentals—0.2%
7,800	[1]	Avis Budget Group, Inc.	204,906
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Biotechnology—3.3%
16,691		Amgen, Inc.	$2,549,216
22,636		Gilead Sciences, Inc.	1,878,788
3,045	[1]	Repligen Corp.	67,447
		TOTAL	4,495,451
		Cable TV—1.2%
36,984		Viacom, Inc., Class B	1,687,950
		Capital Markets—0.3%
11,629		Bank of New York Mellon Corp.	421,202
		Clothing Stores—1.0%
9,671	[1]	Fossil, Inc.	315,275
33,449		Gap (The), Inc.	826,859
3,816	[1]	Michael Kors Holdings Ltd.	152,258
		TOTAL	1,294,392
		Commodity Chemicals—2.1%
36,950		LyondellBasell Investment LLC, Class A	2,880,992
		Communications Equipment—0.2%
1,780	[1]	Palo Alto Networks, Inc.	266,092
		Computer Networking—0.6%
31,818		Juniper Networks, Inc.	750,905
		Computer Peripherals—0.3%
19,800		NetApp, Inc.	434,214
		Computer Services—0.2%
3,888	[1]	Salesforce.com, Inc.	264,617
		Computer Stores—1.7%
10,800		GameStop Corp.	283,068
42,649		Ingram Micro, Inc., Class A	1,202,702
13,862	[1]	Tech Data Corp.	864,989
		TOTAL	2,350,759
		Computers - High End—2.4%
25,751		IBM Corp.	3,213,467
		Computers - Low End—2.7%
37,001		Apple, Inc.	3,601,677
		Computers - Midrange—1.9%
270,378	[1]	Hewlett-Packard Co.	2,625,370
		Construction Machinery—1.4%
5,920		Caterpillar, Inc.	368,461
81,239		Joy Global, Inc.	809,953
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Construction Machinery—continued
35,600		Trinity Industries, Inc.	$762,552
		TOTAL	1,940,966
		Consumer Finance—0.2%
25,900		Navient Corp.	247,604
		Contracting—0.2%
8,300	[1]	Jacobs Engineering Group, Inc.	325,609
		Cosmetics & Toiletries—0.3%
21,400		Avon Products, Inc.	72,546
3,481	[1]	Helen of Troy Ltd.	311,097
		TOTAL	383,643
		Crude Oil & Gas Production—0.1%
22,200		Chesapeake Energy Corp.	75,258
		Dairy Products—0.3%
5,515		Cal-Maine Foods, Inc.	278,342
8,425		Dean Foods Co.	168,332
		TOTAL	446,674
		Defense Aerospace—0.8%
4,907		General Dynamics Corp.	656,409
11,239	[1]	Spirit Aerosystems Holdings, Inc., Class A	476,534
		TOTAL	1,132,943
		Department Stores—4.7%
5,980		Dillards, Inc., Class A	421,052
20,551		Kohl's Corp.	1,022,412
38,446		Macy's, Inc.	1,553,603
46,686		Target Corp.	3,381,000
		TOTAL	6,378,067
		Discount Department Stores—0.3%
5,400		Foot Locker, Inc.	364,824
		Diversified Tobacco—1.6%
35,790		Altria Group, Inc.	2,187,127
		Education & Training Services—0.1%
11,000	[1]	Apollo Group, Inc., Class A	87,340
2,100		DeVry Education Group, Inc.	41,790
		TOTAL	129,130
		Electric Utility—2.0%
24,600		AES Corp.	233,700
8,083		Entergy Corp.	570,498
83,976		NiSource, Inc.	1,764,336
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Electric Utility—continued
3,495		Public Service Enterprises Group, Inc.	$144,344
		TOTAL	2,712,878
		Electrical Equipment—0.5%
7,785		Emerson Electric Co.	357,954
4,200	[1]	Sanmina Corp.	78,708
29,400		Xerox Corp.	286,650
		TOTAL	723,312
		Electronics Stores—0.3%
16,800		Best Buy Co., Inc.	469,224
		Energy Equipment & Services—0.1%
11,813		Noble Corp. PLC	92,023
		Entertainment—0.5%
38,331	[1]	MSG Networks, Inc., Class A	670,409
		Ethical Drugs—2.3%
78,872		Pfizer, Inc.	2,404,807
6,195	[1]	United Therapeutics Corp.	763,100
		TOTAL	3,167,907
		Financial Services—0.9%
28,700	[1]	Ally Financial, Inc.	454,895
5,086		Deluxe Corp.	284,308
4,846	[1]	Synchrony Financial	137,723
18,900		Western Union Co.	337,176
		TOTAL	1,214,102
		Grocery Chain—2.1%
69,326		Kroger Co.	2,690,542
5,103		Whole Foods Market, Inc.	149,569
		TOTAL	2,840,111
		Health Care Equipment & Supplies—0.0%
1,779	[1]	Inogen, Inc.	59,134
		Health Care Providers & Services—0.2%
3,504	[1]	Quintiles Transnational Holdings, Inc.	213,148
		Home Products—0.3%
7,554		Tupperware Brands Corp.	350,732
		Hospitals—1.4%
19,485	[1]	Community Health Systems, Inc.	418,538
17,656	[1]	HCA, Inc.	1,228,504
2,276		Universal Health Services, Inc., Class B	256,369
		TOTAL	1,903,411
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Hotels—0.2%
5,200		Wyndham Worldwide Corp.	$337,480
		Industrial Machinery—0.6%
9,600		Dover Corp.	561,120
4,200		Eaton Corp. PLC	212,142
		TOTAL	773,262
		Internet Services—4.8%
4,111	[1]	Amazon.com, Inc.	2,413,157
126,065	[1]	eBay, Inc.	2,957,485
7,910	[1]	Facebook, Inc., Class A	887,581
6,100		IAC Interactive Corp.	316,834
		TOTAL	6,575,057
		Life Insurance—3.3%
20,871		Aflac, Inc.	1,209,683
47,089		Prudential Financial, Inc.	3,299,997
		TOTAL	4,509,680
		Major Steel Producer—0.1%
16,400		United States Steel Corp.	114,800
		Medical Supplies—3.2%
91,807		Baxter International, Inc.	3,360,136
5,572		Cardinal Health, Inc.	453,394
11,584	[1]	Hologic, Inc.	393,161
1,633	[1]	Orthofix International NV	64,454
		TOTAL	4,271,145
		Medical Technology—0.2%
2,873	[1]	Abiomed, Inc.	245,153
		Miscellaneous Components—0.2%
27,428		Vishay Intertechnology, Inc.	314,325
		Miscellaneous Food Products—0.8%
3,659		Archer-Daniels-Midland Co.	129,346
7,300		Fresh Del Monte Produce, Inc.	297,913
5,900		Ingredion, Inc.	594,248
		TOTAL	1,021,507
		Miscellaneous Machinery—0.5%
26,403	[1]	Colfax Corp.	584,563
7,321		SPX Corp.	68,085
		TOTAL	652,648
		Money Center Bank—3.9%
19,891		Bank of America Corp.	281,259
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Money Center Bank—continued
32,741		Citigroup, Inc.	$1,394,112
60,257		JPMorgan Chase & Co.	3,585,291
		TOTAL	5,260,662
		Multi-Industry Capital Goods—0.2%
1,259		Acuity Brands, Inc.	254,859
		Multi-Line Insurance—1.0%
6,507		Allstate Corp.	394,324
11,851		American International Group, Inc.	669,345
8,300		Hartford Financial Services Group, Inc.	333,494
		TOTAL	1,397,163
		Office Equipment—0.2%
14,800		Pitney Bowes, Inc.	289,784
		Office Supplies—0.0%
2,386		Ennis Business Forms, Inc.	47,649
		Offshore Driller—0.1%
15,800		Nabors Industries Ltd.	116,288
		Oil Gas & Consumable Fuels—0.4%
6,104		Phillips 66	489,236
		Oil Refiner—4.7%
15,598		HollyFrontier Corp.	545,462
42,182		Marathon Petroleum Corp.	1,762,786
8,624		Tesoro Petroleum Corp.	752,444
48,934		Valero Energy Corp.	3,321,151
		TOTAL	6,381,843
		Oil Well Supply—0.6%
21,445		National Oilwell Varco, Inc.	697,820
8,200		Superior Energy Services, Inc.	84,542
		TOTAL	782,362
		Outpatient Clinics—0.2%
3,838	[1]	Amsurg Corp.	280,903
		Paper Products—0.1%
5,600		Domtar, Corp.	180,600
		Personal & Household—0.1%
5,800		Nu Skin Enterprises, Inc., Class A	183,570
		Personal Loans—1.0%
20,091		Capital One Financial Corp.	1,318,372
		Personal Products—0.3%
4,693	[1]	Edgewell Personal Care Co.	347,329
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Poultry Products—0.5%
16,900		Pilgrim's Pride Corp.	$374,842
4,000		Sanderson Farms, Inc.	324,880
		TOTAL	699,722
		Printed Circuit Boards—0.2%
15,800		Jabil Circuit, Inc.	314,578
		Printing—0.1%
9,700		Donnelley (R.R.) & Sons Co.	135,509
		Property Liability Insurance—3.8%
21,412		Assured Guaranty Ltd.	509,177
6,354		Everest Re Group Ltd.	1,136,985
32,865		The Travelers Cos., Inc.	3,517,870
		TOTAL	5,164,032
		Recreational Goods—0.1%
4,970	[1]	Smith & Wesson Holding Corp.	107,153
		Regional Banks—3.3%
4,342		Comerica, Inc.	148,930
29,600		Fifth Third Bancorp	467,680
17,200		Huntington Bancshares, Inc.	147,576
30,200		KeyCorp	337,032
8,926		PNC Financial Services Group	773,438
9,100		Popular, Inc.	228,774
47,638		Wells Fargo & Co.	2,392,857
		TOTAL	4,496,287
		Restaurants—0.4%
3,686		Cracker Barrel Old Country Store, Inc.	483,714
		Rubber—0.3%
15,017		Goodyear Tire & Rubber Co.	426,633
		Semiconductor Distribution—1.1%
16,316	[1]	Arrow Electronics, Inc.	841,905
14,515		Avnet, Inc.	579,439
866	[1]	Tyler Technologies, Inc.	136,014
		TOTAL	1,557,358
		Semiconductor Manufacturing—0.9%
34,400		Intel Corp.	1,067,088
10,790	[1]	Micron Technology, Inc.	119,014
		TOTAL	1,186,102
		Services to Medical Professionals—3.5%
3,243		Aetna, Inc.	330,267
Semi-Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Services to Medical Professionals—continued
11,502		Anthem, Inc.	$1,500,896
24,143	[1]	Express Scripts Holding Co.	1,735,157
3,753	[1]	Molina Healthcare, Inc.	206,077
14,271		Quest Diagnostics, Inc.	937,177
		TOTAL	4,709,574
		Shipbuilding—0.9%
9,357		Huntington Ingalls Industries, Inc.	1,196,573
		Shoes—0.2%
8,631	[1]	Skechers USA, Inc., Class A	243,308
		Soft Drinks—1.4%
14,400		Coca-Cola Enterprises, Inc.	668,448
13,800		Dr. Pepper Snapple Group, Inc.	1,294,992
		TOTAL	1,963,440
		Software Packaged/Custom—2.4%
19,200		CA, Inc.	551,616
15,100		CDW Corp.	580,595
50,864		Computer Sciences Corp.	1,631,208
6,686	[1]	Electronic Arts, Inc.	431,548
		TOTAL	3,194,967
		Specialty Retailing—1.7%
8,000		Abercrombie & Fitch Co., Class A	209,920
4,700	[1]	AutoNation, Inc.	203,275
13,353	[1]	Bed Bath & Beyond, Inc.	576,449
2,900		Big Lots, Inc.	112,462
1,700		Children's Place, Inc./The	110,670
3,800		GNC Holdings, Inc.	106,438
5,159		Outerwall, Inc.	174,374
16,300		Staples, Inc.	145,396
3,697	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	669,786
		TOTAL	2,308,770
		Telecommunication Equipment & Services—0.8%
22,607		Cisco Systems, Inc.	537,820
15,431		Corning, Inc.	287,171
4,365	[1]	Dycom Industries, Inc.	289,225
		TOTAL	1,114,216
		Telephone Utility—1.1%
58,167		CenturyLink, Inc.	1,478,605
Semi-Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Truck Manufacturing—0.9%
8,589		Cummins, Inc.	$772,065
6,600		OshKosh Truck Corp.	217,338
4,633		PACCAR, Inc.	227,342
		TOTAL	1,216,745
		Undesignated Consumer Cyclicals—0.3%
8,300	[1]	Herbalife Ltd.	383,543
		TOTAL COMMON STOCKS (IDENTIFIED COST $143,251,796)	133,139,847
		INVESTMENT COMPANY—1.7%
2,330,676	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.35%[3] (AT NET ASSET VALUE)	2,330,676
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $145,582,472)[4]	135,470,523
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	127,165
		TOTAL NET ASSETS—100%	$135,597,688
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $145,582,472.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$22.10	$20.47	$17.26	$12.73	$12.48	$10.54
Income From Investment Operations:
Net investment income	0.09[1]	0.11[1]	0.08[1]	0.09[1]	0.06[1]	0.03[1]
Net realized and unrealized gain (loss) on investments	(2.88)	1.55	3.23	4.49	0.19	1.96
TOTAL FROM INVESTMENT OPERATIONS	(2.79)	1.66	3.31	4.58	0.25	1.99
Less Distributions:
Distributions from net investment income	(0.19)	(0.03)	(0.10)	(0.05)	—	(0.05)
Net Asset Value, End of Period	$19.12	$22.10	$20.47	$17.26	$12.73	$12.48
Total Return[2]	(12.71)%	8.10%	19.21%	36.10%	2.00%	18.87%
Ratios to Average Net Assets:
Net expenses	1.35%[3]	1.35%	1.35%	1.35%	1.35%	1.34%
Net investment income	0.90%[3]	0.51%	0.41%	0.59%	0.48%	0.21%
Expense waiver/reimbursement[4]	0.02%[3]	0.00%[5]	0.08%	0.16%	0.40%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,704	$40,433	$44,678	$34,092	$29,365	$40,227
Portfolio turnover	32%	76%	31%	99%	164%	154%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$21.00	$19.57	$16.55	$12.26	$12.12	$10.27
Income From Investment Operations:
Net investment income (loss)	0.01[1]	(0.05)[1]	(0.07)[1]	(0.03)[1]	(0.04)[1]	(0.07)[1]
Net realized and unrealized gain (loss) on investments	(2.75)	1.48	3.09	4.32	0.18	1.92
TOTAL FROM INVESTMENT OPERATIONS	(2.74)	1.43	3.02	4.29	0.14	1.85
Less Distributions:
Distributions from net investment income	(0.04)	—	—	—	—	—
Net Asset Value, End of Period	$18.22	$21.00	$19.57	$16.55	$12.26	$12.12
Total Return[2]	(13.07)%	7.31%	18.25%	34.99%	1.16%	18.01%
Ratios to Average Net Assets:
Net expenses	2.14%[3]	2.11%	2.15%	2.15%	2.15%	2.13%
Net investment income (loss)	0.11%[3]	(0.26)%	(0.38)%	(0.21)%	(0.32)%	(0.59)%
Expense waiver/reimbursement[4]	0.00%[3,5]	0.00%[5]	0.06%	0.11%	0.36%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,669	$41,509	$35,052	$27,674	$24,440	$31,129
Portfolio turnover	32%	76%	31%	99%	164%	154%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$21.80	$20.25	$17.09	$12.62	$12.44	$10.52
Income From Investment Operations:
Net investment income (loss)	0.05[1]	0.02[1]	(0.01)[1]	0.02[1]	(0.00)[1,2]	(0.04)[1]
Net realized and unrealized gain (loss) on investments	(2.85)	1.53	3.20	4.45	0.18	1.97
TOTAL FROM INVESTMENT OPERATIONS	(2.80)	1.55	3.19	4.47	0.18	1.93
Less Distributions:
Distributions from net investment income	(0.11)	—	(0.03)	—	—	(0.01)
Net Asset Value, End of Period	$18.89	$21.80	$20.25	$17.09	$12.62	$12.44
Total Return[3]	(12.90)%	7.65%	18.68%	35.42%	1.45%	18.33%
Ratios to Average Net Assets:
Net expenses	1.80%[4]	1.76%	1.81%	1.83%	1.85%	1.83%
Net investment income (loss)	0.46%[4]	0.09%	(0.05)%	0.11%	(0.02)%	(0.31)%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.00%[6]	0.00%[6]	0.02%	0.25%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,282	$6,300	$5,467	$4,089	$2,718	$2,973
Portfolio turnover	32%	76%	31%	99%	164%	154%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
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14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$22.37	$20.71	$17.45	$12.87	$12.61	$10.66
Income From Investment Operations:
Net investment income	0.12[1]	0.18[1]	0.13[1]	0.12[1]	0.09[1]	0.05[1]
Net realized and unrealized gain (loss) on investments	(2.92)	1.57	3.27	4.55	0.19	1.99
TOTAL FROM INVESTMENT OPERATIONS	(2.80)	1.75	3.40	4.67	0.28	2.04
Less Distributions:
Distributions from net investment income	(0.26)	(0.09)	(0.14)	(0.09)	(0.02)	(0.09)
Net Asset Value, End of Period	$19.31	$22.37	$20.71	$17.45	$12.87	$12.61
Total Return[2]	(12.61)%	8.45%	19.54%	36.46%	2.23%	19.14%
Ratios to Average Net Assets:
Net expenses	1.07%[3]	1.05%	1.10%	1.10%	1.10%	1.08%
Net investment income	1.18%[3]	0.80%	0.65%	0.84%	0.73%	0.45%
Expense waiver/reimbursement[4]	0.00%[3,5]	0.00%[5]	0.00%[5]	0.05%	0.27%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$61,943	$76,242	$62,770	$39,932	$39,101	$43,197
Portfolio turnover	32%	76%	31%	99%	164%	154%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
January 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $2,330,676 of investment in affiliated holding (Note 5) (identified cost $145,582,472)		$135,470,523
Income receivable		116,256
Receivable for investments sold		2,439,089
Receivable for shares sold		70,265
TOTAL ASSETS		138,096,133
Liabilities:
Payable for investments purchased	$2,089,891
Payable for shares redeemed	280,682
Payable to adviser (Note 5)	8,124
Payable for distribution services fee (Note 5)	24,750
Payable for other service fees (Notes 2 and 5)	20,103
Accrued expenses (Note 5)	74,895
TOTAL LIABILITIES		2,498,445
Net assets for 7,152,186 shares outstanding		$135,597,688
Net Assets Consist of:
Paid-in capital		$217,663,867
Net unrealized depreciation of investments		(10,111,949)
Accumulated net realized loss on investments		(71,990,219)
Undistributed net investment income		35,989
TOTAL NET ASSETS		$135,597,688
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($33,703,736 ÷ 1,762,740 shares outstanding), no par value, unlimited shares authorized	$19.12
Offering price per share (100/94.50 of $19.12)	$20.23
Redemption proceeds per share	$19.12
Class C Shares:
Net asset value per share ($34,668,506 ÷ 1,902,588 shares outstanding), no par value, unlimited shares authorized	$18.22
Offering price per share	$18.22
Redemption proceeds per share (99.00/100 of $18.22)	$18.04
Class R Shares:
Net asset value per share ($5,282,097 ÷ 279,588 shares outstanding), no par value, unlimited shares authorized	$18.89
Offering price per share	$18.89
Redemption proceeds per share	$18.89
Institutional Shares:
Net asset value per share ($61,943,349 ÷ 3,207,270 shares outstanding), no par value, unlimited shares authorized	$19.31
Offering price per share	$19.31
Redemption proceeds per share	$19.31
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2016 (unaudited)
Investment Income:
Dividends (including $2,609 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $273)			$1,717,095
Expenses:
Investment adviser fee (Note 5)		$571,271
Administrative fee (Note 5)		59,603
Custodian fees		9,397
Transfer agent fee (Note 2)		101,022
Directors'/Trustees' fees (Note 5)		1,478
Auditing fees		12,300
Legal fees		4,047
Portfolio accounting fees		40,694
Distribution services fee (Note 5)		159,976
Other service fees (Notes 2 and 5)		95,730
Share registration costs		26,681
Printing and postage		14,611
Miscellaneous (Note 5)		7,031
TOTAL EXPENSES		1,103,841
Reimbursements:
Reimbursement of investment adviser fee (Note 5)	$(1,615)
Reimbursement of other operating expenses (Notes 2 and 5)	(4,224)
TOTAL REIMBURSEMENTS		(5,839)
Net expenses			1,098,002
Net investment income			619,093
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			6,503,386
Net change in unrealized appreciation of investments			(27,662,807)
Net realized and unrealized loss on investments			(21,159,421)
Change in net assets resulting from operations			$(20,540,328)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$619,093	$688,318
Net realized gain on investments	6,503,386	23,954,092
Net change in unrealized appreciation/depreciation of investments	(27,662,807)	(12,475,569)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(20,540,328)	12,166,841
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(331,676)	(54,414)
Class C Shares	(74,346)	—
Class R Shares	(30,147)	—
Institutional Shares	(834,843)	(280,741)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,271,012)	(335,155)
Share Transactions:
Proceeds from sale of shares	10,849,142	46,770,875
Net asset value of shares issued to shareholders in payment of distributions declared	1,208,182	324,870
Cost of shares redeemed	(19,131,691)	(42,409,715)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,074,367)	4,686,030
Change in net assets	(28,885,707)	16,517,716
Net Assets:
Beginning of period	164,483,395	147,965,679
End of period (including undistributed net investment income of $35,989 and $687,908, respectively)	$135,597,688	$164,483,395
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2016 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense reimbursements of $5,839 is disclosed in various locations in this Note 2 and Note 5. For the six months ended January 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$27,842	$(3,838)
Class C Shares	31,464	(386)
Class R Shares	9,290	—
Institutional Shares	32,426	—
TOTAL	$101,022	$(4,224)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the six months ended January 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$47,284
Class C Shares	48,446
TOTAL	$95,730
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	165,705	$3,480,874	495,711	$10,691,452
Shares issued to shareholders in payment of distributions declared	15,315	317,790	2,376	52,057
Shares redeemed	(247,929)	(5,109,968)	(851,485)	(18,382,289)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(66,909)	$(1,311,304)	(353,398)	$(7,638,780)

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	135,513	$2,670,162	612,017	$12,394,286
Shares issued to shareholders in payment of distributions declared	3,342	66,135	—	—
Shares redeemed	(213,259)	(4,107,740)	(426,212)	(8,772,133)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(74,404)	$(1,371,443)	185,805	$3,622,153

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	38,133	$768,461	127,210	$2,715,467
Shares issued to shareholders in payment of distributions declared	1,465	30,064	—	—
Shares redeemed	(48,986)	(991,527)	(108,214)	(2,323,679)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(9,388)	$(193,002)	18,996	$391,788

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	187,287	$3,929,645	963,004	$20,969,670
Shares issued to shareholders in payment of distributions declared	37,891	794,193	12,322	272,813
Shares redeemed	(426,810)	(8,922,456)	(597,814)	(12,931,614)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(201,632)	$(4,198,618)	377,512	$8,310,869
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(352,333)	$(7,074,367)	288,915	$4,686,030
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24

4. FEDERAL TAX INFORMATION
At January 31, 2016, the cost of investments for federal tax purposes was $145,582,472. The net unrealized depreciation of investments for federal tax purposes was $10,111,949. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,315,628 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,427,577.
At July 31, 2015, the Fund had a capital loss carryforward of $78,383,536 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$8,792,655	NA	$8,792,655
2018	$69,590,881	NA	$69,590,881
As a result of the March 2010 tax-free transfer of assets from Federated MDT Tax Aware/All Cap Core Fund, the use of certain capital loss carryforwards listed above may be limited.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2016, the Adviser voluntarily reimbursed $4,224 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$145,340
Class R Shares	14,636
TOTAL	$159,976
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2016, FSC retained $17,120 of fees paid by the Fund. For the six months ended January 31, 2016, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Other Service Fees
For the six months ended January 31, 2016, FSSC received $1,923 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2016, FSC retained $2,843 in sales charges from the sale of Class A Shares. FSC also retained $217 of CDSC relating to redemptions of Class A Shares and $1,321 of Class C Shares.
General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2016, the Adviser reimbursed $1,615. Transactions involving the affiliated holding during the six months ended January 31, 2016, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2015	3,340,032
Purchases/Additions	10,457,411
Sales/Reductions	(11,466,767)
Balance of Shares Held 1/31/2016	2,330,676
Value	$2,330,676
Dividend Income	$2,609
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2016, were as follows:
Purchases	$47,203,583
Sales	$54,130,997
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the program was not utilized.
9. SUBSEQUENT EVENT
On February 10, 2016, the Trustees approved the redesignation of R Shares to R6 Shares. The redesignation is expected to occur no later than the fourth quarter of 2016.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events have occurred that require disclosure.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
29

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$872.90	$6.36
Class C Shares	$1,000	$869.30	$10.06
Class R Shares	$1,000	$871.00	$8.47
Institutional Shares	$1,000	$873.90	$5.04
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.35	$6.85
Class C Shares	$1,000	$1,014.38	$10.84
Class R Shares	$1,000	$1,016.09	$9.12
Institutional Shares	$1,000	$1,019.76	$5.43
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.35%
Class C Shares	2.14%
Class R Shares	1.80%
Institutional Shares	1.07%
Semi-Annual Shareholder Report
30

Evaluation and Approval of Advisory Contract–May 2015
Federated MDT All Cap Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report
31

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
32

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing
Semi-Annual Shareholder Report
33

different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as primary adviser to a fund.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
Semi-Annual Shareholder Report
34

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry
Semi-Annual Shareholder Report
35

guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
36

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
37

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
38

Federated MDT All Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R106
CUSIP 31421R205
CUSIP 31421R718
CUSIP 31421R304
36361 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2016
Share Class	Ticker
A	QABGX
C	QCBGX
R	QKBGX
Institutional	QIBGX

Federated MDT Balanced Fund
Fund Established 2002

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2015 through January 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	48.2%
Corporate Debt Securities	16.7%
International Equity Securities (including International Exchange-Traded Fund)	9.1%
Mortgage-Backed Securities[2]	7.3%
Collateralized Mortgage Obligations	3.6%
U.S. Treasury Securities[3]	2.6%
Asset-Backed Securities	1.6%
Trade Finance Agreements	1.6%
Floating Rate Loan	1.2%
Commercial Mortgage-Backed Securities	0.8%
Foreign Debt Securities	0.4%
Municipal Bond	0.1%
Derivative Contracts[4]	(0.1)%
Other Security Types[5,6]	0.0%
Cash Equivalents[7]	6.9%
Other Assets and Liabilities—Net[5,8]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
3	Also includes $169,711 held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.1%.
6	Other Security Types consist of a domestic exchange-traded fund and purchased put options.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At January 31, 2016, the Fund's industry composition8 for its equity securities (excluding exchange-traded funds) was as follows:
Industry Composition	Percentage of Equity Securities
Real Estate Investment Trusts	8.5%
Insurance	7.6%
Technology Hardware Storage & Peripherals	6.7%
Banks	6.1%
Oil Gas & Consumable Fuels	5.0%
Health Care Providers & Services	4.9%
Multiline Retail	4.8%
Specialty Retail	4.0%
Biotechnology	3.6%
Diversified Telecommunication Services	3.6%
Machinery	3.4%
Airlines	2.8%
Chemicals	2.7%
Electronic Equipment Instruments & Components	2.7%
Health Care Equipment & Supplies	2.7%
Food & Staples Retailing	2.3%
Internet Software & Services	2.3%
Pharmaceuticals	2.1%
Food Products	1.9%
Consumer Finance	1.8%
IT Services	1.8%
Media	1.7%
Internet & Catalog Retail	1.6%
Software	1.5%
Aerospace & Defense	1.4%
Multi-Utilities	1.4%
Communications Equipment	1.3%
Beverages	1.1%
Other[9]	8.7%
TOTAL	100.0%
8	Industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
9	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's equity securities have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2016 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—50.5%
		Aerospace & Defense—0.7%
2,148		General Dynamics Corp.	$287,338
3,466		Huntington Ingalls Industries, Inc.	443,232
5,308	[1]	Spirit Aerosystems Holdings, Inc., Class A	225,059
		TOTAL	955,629
		Air Freight & Logistics—0.1%
2,035	[1]	Atlas Air Worldwide Holdings, Inc.	74,746
		Airlines—1.4%
5,706		Alaska Air Group, Inc.	401,702
10,647		Delta Air Lines, Inc.	471,556
3,004	[1]	Jet Blue Airways Corp.	64,015
14,845		Southwest Airlines Co.	558,469
7,181	[1]	United Continental Holdings, Inc.	346,699
		TOTAL	1,842,441
		Auto Components—0.5%
13,840		Goodyear Tire & Rubber Co.	393,194
2,119		Lear Corp.	220,016
		TOTAL	613,210
		Automobiles—0.3%
24,635		Ford Motor Co.	294,142
5,314		General Motors Co.	157,507
		TOTAL	451,649
		Banks—3.1%
11,267		Bank of America Corp.	159,315
12,369		Citigroup, Inc.	526,672
1,979		Comerica, Inc.	67,880
20,900		Fifth Third Bancorp	330,220
13,300		Huntington Bancshares, Inc.	114,114
26,363		JPMorgan Chase & Co.	1,568,598
16,358		KeyCorp	182,555
6,300		Popular, Inc.	158,382
18,481		Wells Fargo & Co.	928,301
		TOTAL	4,036,037
		Beverages—0.6%
6,058		Coca-Cola Enterprises, Inc.	281,212
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Beverages—continued
5,157		Dr. Pepper Snapple Group, Inc.	$483,933
		TOTAL	765,145
		Biotechnology—1.8%
7,398		Amgen, Inc.	1,129,897
9,772		Gilead Sciences, Inc.	811,076
3,678	[1]	United Therapeutics Corp.	453,056
		TOTAL	2,394,029
		Capital Markets—0.1%
634		Ameriprise Financial, Inc.	57,472
3,625		The Bank of New York Mellon Corp.	131,298
		TOTAL	188,770
		Chemicals—1.4%
5,832		Axiall Corp.	104,568
1,151		Celanese Corp.	73,284
18,808		LyondellBasell Industries NV – Class A	1,466,459
6,208		Mosaic Co./The	149,613
		TOTAL	1,793,924
		Commercial Services—0.3%
1,162		Deluxe Corp.	64,956
7,600		Donnelley (R.R.) & Sons Co.	106,172
1,032		Ennis Business Forms, Inc.	20,609
10,000		Pitney Bowes, Inc.	195,800
		TOTAL	387,537
		Communications Equipment—0.6%
7,152		Cisco Systems, Inc.	170,146
23,286		Juniper Networks, Inc.	549,550
770	[1]	Palo Alto Networks, Inc.	115,107
		TOTAL	834,803
		Construction & Engineering—0.2%
1,991	[1]	Dycom Industries, Inc.	131,924
4,000	[1]	Jacobs Engineering Group, Inc.	156,920
		TOTAL	288,844
		Consumer Finance—0.9%
8,000	[1]	Ally Financial, Inc.	126,800
11,160		Capital One Financial Corp.	732,319
17,976		Navient Corp.	171,850
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Finance—continued
6,104	[1]	Synchrony Financial	$173,476
		TOTAL	1,204,445
		Diversified Consumer Services—0.1%
8,100	[1]	Apollo Education Group, Inc.	64,314
1,500		DeVry Education Group, Inc.	29,850
		TOTAL	94,164
		Diversified Telecommunication Services—1.8%
33,189		CenturyLink, Inc.	843,664
30,670		Verizon Communications	1,532,580
		TOTAL	2,376,244
		Electric Utilities—0.1%
981		Entergy Corp.	69,239
		Electrical Equipment—0.2%
1,227		Acuity Brands, Inc., Holding Company	248,382
1,307		Eaton Corp PLC	66,016
		TOTAL	314,398
		Electronic Equipment Instruments & Components—1.4%
7,100		Avnet, Inc.	283,432
5,300		CDW Corp.	203,785
1,900	[1]	Insight Enterprises, Inc.	44,897
9,200		Jabil Circuit, Inc.	183,172
7,000	[1]	Sanmina Corp.	131,180
11,300	[1]	Tech Data Corp.	705,120
22,000		Vishay Intertechnology, Inc.	252,120
		TOTAL	1,803,706
		Energy Equipment & Services—0.2%
4,395		Ensco PLC	42,983
3,838		National Oilwell Varco, Inc.	124,889
10,600		Noble Corp. PLC	82,574
		TOTAL	250,446
		Food & Staples Retailing—1.1%
36,694		Kroger Co.	1,424,094
2,439		Whole Foods Market, Inc.	71,487
		TOTAL	1,495,581
		Food Products—0.9%
2,017		Bunge Ltd.	125,074
2,708		Cal-Maine Foods, Inc.	136,673
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Food Products—continued
3,483		Dean Foods Co.	$69,590
4,289		Fresh Del Monte Produce, Inc.	175,034
3,700		Ingredion, Inc.	372,664
8,300		Pilgrims Pride Corp.	184,094
2,100		Sanderson Farms, Inc.	170,562
		TOTAL	1,233,691
		Health Care Equipment & Supplies—1.4%
1,081	[1]	Abiomed, Inc.	92,242
41,199		Baxter International, Inc.	1,507,883
5,137	[1]	Hologic, Inc.	174,350
		TOTAL	1,774,475
		Health Care Providers & Services—2.5%
1,599		Aetna, Inc.	162,842
5,668		Anthem, Inc.	739,617
5,358		Cardinal Health, Inc.	435,981
15,524	[1]	Community Health Systems, Inc.	333,456
10,023	[1]	Express Scripts Holding Co.	720,353
6,902	[1]	HCA Holdings, Inc.	480,241
5,493		Quest Diagnostics, Inc.	360,725
		TOTAL	3,233,215
		Hotels Restaurants & Leisure—0.2%
943		Cracker Barrel Old Country Store, Inc.	123,750
1,824		Wyndham Worldwide Corp.	118,377
		TOTAL	242,127
		Household Durables—0.3%
2,483		D. R. Horton, Inc.	68,307
745	[1]	Helen of Troy Ltd.	66,581
5,423		Tupperware Brands Corp.	251,790
		TOTAL	386,678
		Independent Power and Renewable Electricity Producers—0.1%
15,600		AES Corp.	148,200
		Insurance—3.8%
11,975		Aflac, Inc.	694,071
4,177		Allstate Corp.	253,126
13,907		Assured Guaranty Ltd.	330,708
2,571		Everest Re Group Ltd.	460,055
23,485		Prudential Financial	1,645,829
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Insurance—continued
15,467		The Travelers Cos, Inc.	$1,655,588
		TOTAL	5,039,377
		Internet & Catalog Retail—0.8%
1,794	[1]	Amazon.com, Inc.	1,053,078
		Internet Software & Services—1.2%
56,917	[1]	eBay, Inc.	1,335,273
1,180	[1]	Facebook, Inc., Class A	132,408
1,389		IAC Interactive Corp.	72,144
		TOTAL	1,539,825
		IT Services—0.9%
22,773		Computer Sciences Corp.	730,330
1,081		Global Payments, Inc.	63,725
1,457	[1]	Vantiv, Inc.	68,552
10,000		Western Union Co.	178,400
14,300		Xerox Corp.	139,425
		TOTAL	1,180,432
		Machinery—1.7%
4,100		AGCO Corp.	199,957
2,547		Allison Transmission Holdings, Inc.	60,593
15,401	[1]	Colfax Corp.	340,978
6,583		Cummins, Inc.	591,746
2,525		Dover Corp.	147,586
38,281		Joy Global, Inc.	381,662
3,100		OshKosh Truck Corp.	102,083
10,666		SPX Corp.	99,194
15,300		Trinity Industries, Inc.	327,726
		TOTAL	2,251,525
		Media—0.9%
28,128	[1]	MSG Networks, Inc., Class A	491,959
14,600		Viacom, Inc., Class B - New	666,344
		TOTAL	1,158,303
		Metals & Mining—0.0%
7,500		United States Steel Corp.	52,500
		Multi-Utilities—0.7%
35,274		NiSource, Inc.	741,106
3,776		Public Service Enterprises Group, Inc.	155,949
		TOTAL	897,055
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Multiline Retail—2.4%
2,400		Big Lots, Inc.	$93,072
2,169		Dillards, Inc., Class A	152,719
13,170		Kohl's Corp.	655,208
16,834		Macy's, Inc.	680,262
22,314		Target Corp.	1,615,980
		TOTAL	3,197,241
		Oil Gas & Consumable Fuels—2.5%
8,120		HollyFrontier Corp.	283,956
18,920		Marathon Petroleum Corp.	790,667
3,019		Phillips 66	241,973
5,184		Tesoro Petroleum Corp.	452,304
23,000		Valero Energy Corp.	1,561,010
		TOTAL	3,329,910
		Paper & Forest Products—0.1%
3,600		Domtar Corp.	116,100
		Personal Products—0.4%
9,700		Avon Products, Inc.	32,883
3,103	[1]	Edgewell Personal Care Co.	229,653
4,055	[1]	Herbalife Ltd.	187,381
3,147		Nu Skin Enterprises, Inc.	99,603
		TOTAL	549,520
		Pharmaceuticals—1.1%
2,200	[1]	Lannett Co., Inc.	56,122
1,760		Merck & Co., Inc.	89,179
41,365		Pfizer, Inc.	1,261,219
		TOTAL	1,406,520
		Real Estate Investment Trusts—4.3%
6,300		Acadia Realty Trust	214,830
8,500		American Campus Communities, Inc.	358,700
2,900		Avalonbay Communities, Inc.	497,321
1,200		Boston Properties, Inc.	139,452
9,100		Coresite Realty Corp. - REIT	583,674
16,600		CubeSmart, REIT	519,414
3,900		DCT Industrial Trust, Inc.	139,581
17,500		DDR Corp.	299,425
1,400		Equity Lifestyle Properties, Inc.	92,288
700		Essex Property Trust, Inc.	149,177
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate Investment Trusts—continued
7,000		Extra Space Storage, Inc.	$634,830
5,000		Hudson Pacific Properties, Inc.	127,050
5,150		Mid-American Apartment Communities, Inc.	483,173
43,500		New Residential Investment Corp.	495,465
4,000		ProLogis, Inc.	157,880
1,800		Simon Property Group, Inc.	335,304
8,000		UDR, Inc.	284,720
5,000		Urban Edge Properties	121,500
		TOTAL	5,633,784
		Road & Rail—0.0%
1,429	[1]	Avis Budget Group, Inc.	37,540
		Semiconductors & Semiconductor Equipment—0.4%
12,322		Intel Corp.	382,228
8,223	[1]	Micron Technology, Inc.	90,700
2,213		NVIDIA Corp.	64,819
		TOTAL	537,747
		Software—0.8%
14,300		CA, Inc.	410,839
890	[1]	Citrix Systems, Inc.	62,709
2,079	[1]	Electronic Arts, Inc.	134,189
4,307	[1]	Nuance Communications, Inc.	75,932
1,365	[1]	Salesforce.com, Inc.	92,902
1,278	[1]	Tyler Technologies, Inc.	200,723
		TOTAL	977,294
		Specialty Retail—2.0%
5,200		Abercrombie & Fitch Co., Class A	136,448
5,828	[1]	Bed Bath & Beyond, Inc.	251,595
7,100		Best Buy Co., Inc.	198,303
1,200		Children's Place, Inc./The	78,120
1,847		Foot Locker, Inc.	124,783
2,703		GNC Holdings, Inc.	75,711
7,400		GameStop Corp.	193,954
15,027		Gap (The), Inc.	371,468
3,800		Guess ?, Inc.	70,452
1,917	[1]	O'Reilly Automotive, Inc.	500,145
1,474		Outerwall, Inc.	49,821
2,300		Rent-A-Center, Inc.	31,326
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Specialty Retail—continued
3,900	[1]	Sally Beauty Holdings, Inc.	$107,484
13,300		Staples, Inc.	118,636
1,917	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	347,303
1,135	[1]	Zumiez, Inc.	20,555
		TOTAL	2,676,104
		Technology Hardware Storage & Peripherals—3.4%
12,968		Apple, Inc.	1,262,305
143,736	[1]	HP, Inc.	1,395,677
12,569		International Business Machines Corp.	1,568,486
10,850		NetApp, Inc.	237,940
		TOTAL	4,464,408
		Textiles Apparel & Luxury Goods—0.4%
2,073	[1]	Fossil Group, Inc.	67,580
3,200		PVH Corp.	234,816
7,184	[1]	Skechers USA, Inc., Class A	202,517
		TOTAL	504,913
		Tobacco—0.4%
8,546		Altria Group, Inc.	522,246
		TOTAL COMMON STOCKS (IDENTIFIED COST $71,322,953)	66,378,795
		ASSET-BACKED SECURITIES—1.0%
		Auto Receivables—0.3%
$300,000		BMW Vehicle Trust 2014-1, A4, 0.990%, 08/21/2017	299,868
23,588		CS First Boston Mortgage Securities Corp. 2002-HE4, AF, 5.510%, 08/25/2032	27,167
100,000		Navient Student Loan Trust 2014-1, A2, 0.736%, 03/27/2023	98,921
25,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.270%, 01/15/2019	25,045
		TOTAL	451,001
		Credit Card—0.7%
350,000		Capital One Multi-Asset Execution Trust 2004-B3, B3, 1.156%, 01/18/2022	349,448
250,000		Citibank Credit Card Issuance Trust 2014-A2, A2, 1.02%, 02/22/2019	249,915
300,000	[2,3]	Penarth Master Issuer 2015-1A, A1, 0.826%, 03/18/2019	299,492
		TOTAL	898,855
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,349,963)	1,349,856
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.4%
		Commercial Mortgage—2.4%
$829	[4]	Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.333%, 3/25/2031	$851
200,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	199,051
350,000		Citigroup Commercial Mortgage Trust 2015-GC33 AS, 4.114%, 9/10/2058	360,228
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	73,578
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	135,181
200,000	[2,3]	Commercial Mortgage Trust 2013-CR8 B, 4.098%, 6/10/2046	204,103
200,000		Commercial Mortgage Trust 2014-LC17 B, 4.490%, 10/10/2047	209,042
300,000		Commercial Mortgage Trust 2015-DC1 AM, 3.724%, 2/10/2048	300,318
200,000	[2,3]	FREMF Mortgage Trust 2013-K25, B, 3.743%, 11/25/2045	198,316
2,468		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	2,684
4,942		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	5,455
8,665		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	9,838
300,000		Federal Home Loan Mortgage Corp., 2.724%, 9/25/2020	309,590
10,907		Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	12,110
35		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	35
2,121		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	2,225
100,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	105,738
135,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.74%, 5/10/2045	144,534
8,556		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	9,656
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.475%, 2/12/2051	107,192
50,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.258%, 12/12/2049	52,556
100,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	104,153
150,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	150,817
25,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	26,676
300,000		WF-RBS Commercial Mortgage Trust 2014-C25 AS, 3.984%, 11/15/2047	306,937
150,000		WF-RBS Commercial Mortgage Trust 2014-C25 B, 4.236%, 11/15/2047	152,463
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,186,172)	3,183,327
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—12.9%
		Basic Industry - Chemicals—0.1%
$35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	$37,908
70,000		RPM International, Inc., 6.500%, 02/15/2018	75,007
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	22,217
22,000		Rohm & Haas Co., 6.000%, 09/15/2017	23,407
		TOTAL	158,539
		Basic Industry - Metals & Mining—0.7%
100,000		Alcoa, Inc., 5.870%, 02/23/2022	88,937
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	59,440
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	10,463
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	80,875
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	60,210
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	40,938
20,000	[2,3]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	17,146
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	93,581
85,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.500%, 07/15/2018	91,384
150,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.250%, 12/14/2018	145,537
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	16,959
160,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	180,008
		TOTAL	885,478
		Basic Industry - Paper—0.0%
10,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.250%, 03/15/2023	9,793
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	21,643
		TOTAL	31,436
		Capital Goods - Aerospace & Defense—0.2%
211,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	205,461
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	22,157
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,347
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	28,500
50,000		Textron Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	51,399
		TOTAL	317,864
		Capital Goods - Construction Machinery—0.0%
40,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	43,983
		Capital Goods - Diversified Manufacturing—0.3%
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	16,335
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$60,000		Dover Corp., Note, 5.450%, 03/15/2018	$64,824
200,000		General Electric Co., Sr. Unsecd. Note, 4.125%, 10/09/2042	197,586
80,000		Hubbell, Inc., 5.950%, 06/01/2018	87,254
50,000		Pentair, Ltd., Company Guarantee, 5.000%, 05/15/2021	53,393
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	17,269
14,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	15,724
		TOTAL	452,385
		Capital Goods - Environmental—0.1%
85,000		Republic Services, Inc., Company Guarantee, 5.500%, 9/15/2019	93,985
		Capital Goods - Packaging—0.1%
45,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 06/15/2022	46,771
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.000%, 03/01/2023	10,182
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.450%, 03/01/2019	10,514
		TOTAL	67,467
		Communications - Cable & Satellite—0.3%
200,000	[2,3]	CCO Safari II LLC, Series 144A, 4.908%, 7/23/2025	200,317
90,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	101,185
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	34,574
		TOTAL	336,076
		Communications - Media & Entertainment—0.5%
75,000		21st Century Fox America, 8.000%, 10/17/2016	78,382
75,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	75,449
30,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 01/31/2046	29,809
30,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	29,972
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	27,892
20,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	20,583
100,000	[2,3]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.000%, 05/17/2016	100,783
30,000		Viacom, Inc., 2.500%, 09/01/2018	29,846
25,000		Viacom, Inc., Sr. Unsecd. Note, 2.500%, 12/15/2016	25,118
100,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	91,582
150,000		WPP Finance 2010, Sr. Unsecd. Note, 5.625%, 11/15/2043	150,755
		TOTAL	660,171
		Communications - Telecom Wireless—0.3%
100,000		American Tower Corp., Sr. Unsecd. Note, 3.400%, 02/15/2019	102,535
50,000		American Tower Corp., Sr. Unsecd. Note, 4.500%, 01/15/2018	52,195
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	$101,792
30,000	[2,3]	SBA Tower Trust, Series 144A, 5.101%, 04/17/2017	30,474
90,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 05/15/2022	93,970
		TOTAL	380,966
		Communications - Telecom Wirelines—0.3%
10,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.650%, 3/15/2042	7,550
90,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	93,692
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	193,958
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	67,820
		TOTAL	363,020
		Consumer Cyclical - Automotive—0.6%
175,000		American Honda Finance Co, Series MTN, 0.794%, 07/14/2017	174,604
175,000		American Honda Finance Co, Unsecd. Deb., Series MTN, 2.250%, 8/15/2019	177,842
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	14,767
100,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	91,794
150,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 3.100%, 01/15/2019	148,842
20,000	[2,3]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 03/15/2016	20,076
10,000	[2,3]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.700%, 03/15/2017	10,151
100,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 08/09/2018	101,766
65,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.500%, 4/03/2018	65,177
20,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	20,086
		TOTAL	825,105
		Consumer Cyclical - Leisure—0.2%
200,000	[2]	Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	221,557
		Consumer Cyclical - Lodging—0.1%
30,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	28,727
50,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	51,070
		TOTAL	79,797
		Consumer Cyclical - Retailers—0.6%
50,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	51,318
250,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	245,219
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$160,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/01/2025	$163,924
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	10,983
35,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 04/22/2024	36,730
300,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 4.300%, 04/22/2044	312,030
		TOTAL	820,204
		Consumer Cyclical - Services—0.1%
65,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	71,103
10,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	11,908
70,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	71,272
		TOTAL	154,283
		Consumer Non-Cyclical - Food/Beverage—0.4%
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	100,827
200,000	[2,3]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	193,877
50,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	51,374
150,000		PepsiCo, Inc., 2.750%, 4/30/2025	149,171
30,000		The Coca-Cola Co., Sr. Unsecd. Note, 1.800%, 9/01/2016	30,184
35,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	37,609
		TOTAL	563,042
		Consumer Non-Cyclical - Health Care—0.0%
15,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/01/2022	14,902
10,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 08/23/2022	10,140
10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	11,157
		TOTAL	36,199
		Consumer Non-Cyclical - Pharmaceuticals—0.3%
10,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.750%, 08/15/2016	10,074
300,000		Eli Lilly & Co., 3.700%, 03/01/2045	291,413
30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	33,942
		TOTAL	335,429
		Consumer Non-Cyclical - Tobacco—0.0%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	29,396
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	32,775
		TOTAL	62,171
		Energy - Independent—0.2%
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	32,442
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	100,731
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$60,000		XTO Energy, Inc., 6.750%, 08/01/2037	$84,487
		TOTAL	217,660
		Energy - Integrated—0.2%
30,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	31,189
75,000		Husky Energy, Inc., 4.000%, 04/15/2024	60,845
100,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	102,041
90,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 05/20/2023	59,507
50,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 01/27/2021	37,687
25,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	22,685
		TOTAL	313,954
		Energy - Midstream—0.4%
100,000		Energy Transfer Partners , Sr. Unsecd. Note, 4.050%, 3/15/2025	82,108
75,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	63,852
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	10,774
150,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 03/01/2043	108,493
100,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	73,152
20,000	[2,3]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	18,112
200,000		Williams Partners LP, 5.100%, 09/15/2045	130,086
40,000		Williams Partners LP, 5.250%, 03/15/2020	33,351
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	23,273
		TOTAL	543,201
		Energy - Oil Field Services—0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	12,049
20,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	14,891
50,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 09/15/2023	35,335
15,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	9,046
		TOTAL	71,321
		Energy - Refining—0.2%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	9,263
50,000		Phillips 66, Sr. Unsecd. Note, 4.300%, 04/01/2022	51,195
30,000		Valero Energy Corp., 7.500%, 04/15/2032	32,473
10,000		Valero Energy Corp., 9.375%, 03/15/2019	11,753
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Energy - Refining—continued
$95,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	$92,558
	TOTAL	197,242
	Financial Institution - Banking—3.1%
74,000	American Express Co., 2.650%, 12/02/2022	72,192
50,000	American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 09/19/2016	50,570
40,000	Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 03/28/2016	40,109
50,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	50,590
100,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.000%, 5/13/2021	109,684
200,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	195,427
50,000	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.450%, 04/09/2018	49,821
250,000	Branch Banking & Trust Co., Sub. Note, 3.800%, 10/30/2026	258,655
120,000	Capital One Financial Corp., Sr. Sub., 4.200%, 10/29/2025	120,479
250,000	Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 04/27/2025	244,540
100,000	Citigroup, Inc., Sub. Note, 4.450%, 09/29/2027	99,158
25,000	City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	27,897
30,000	Comerica, Inc., 3.800%, 7/22/2026	30,253
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 1.350%, 06/01/2017	199,766
80,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	81,002
275,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 01/22/2023	278,989
25,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	29,069
30,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	32,506
150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	177,545
50,000	HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	55,683
250,000	Huntington National Bank, Sr. Unsecd. Note, 2.200%, 04/01/2019	249,109
175,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.850%, 02/01/2044	186,592
400,000	JPMorgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	389,917
250,000	Manufacturers & Traders T, Sr. Unsecd. Note, Series BKNT, 0.919%, 07/25/2017	248,671
65,000	Morgan Stanley, Sr. Unsecd. Note, 4.750%, 03/22/2017	67,340
150,000	Morgan Stanley, Sr. Unsecd. Note, 6.375%, 07/24/2042	185,009
175,000	Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	177,474
20,000	Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	20,553
30,000	Wachovia Corp., Sr. Unsecd. Note, Series MTN, 5.750%, 2/01/2018	32,396
85,000	Wells Fargo & Co., Sub. Note, Series GMTN, 4.900%, 11/17/2045	86,036
70,000	Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	76,943
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	$112,870
		TOTAL	4,036,845
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
80,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	81,843
40,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	37,222
125,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 04/15/2021	141,077
13,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	14,640
		TOTAL	274,782
		Financial Institution - Finance Companies—0.0%
30,000		General Electric Capital, Sr. Unsecd. Note, Series GMTN, 3.100%, 01/09/2023	31,170
		Financial Institution - Insurance - Health—0.1%
45,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 07/15/2045	48,379
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	56,666
		TOTAL	105,045
		Financial Institution - Insurance - Life—0.8%
200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	208,139
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	13,066
25,000		American International Group, Inc., 4.500%, 7/16/2044	21,887
35,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	35,059
10,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	10,461
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/01/2039	15,380
250,000		MetLife, Inc., Sr. Unsecd. Note, 3.600%, 04/10/2024	254,294
250,000		MetLife, Inc., Sr. Unsecd. Note, 4.050%, 03/01/2045	225,795
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	20,240
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 05/15/2023	9,926
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 09/15/2022	10,198
150,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.625%, 05/12/2041	164,929
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	58,787
		TOTAL	1,048,161
		Financial Institution - Insurance - P&C—0.3%
1,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	1,044
75,000		CNA Financial Corp., 6.500%, 08/15/2016	76,969
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	34,605
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	$21,889
100,000	[2,3]	Liberty Mutual Group, Inc., 4.850%, Series 144A, 8/01/2044	95,366
65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	96,766
		TOTAL	326,639
		Financial Institution - REIT - Apartment—0.0%
20,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	20,059
10,000		UDR, Inc., Company Guarantee, 4.625%, 01/10/2022	10,887
		TOTAL	30,946
		Financial Institution - REIT - Healthcare—0.1%
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	45,301
50,000		Healthcare Trust of America, 3.700%, 04/15/2023	49,596
		TOTAL	94,897
		Financial Institution - REIT - Office—0.1%
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	50,461
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	53,484
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	61,446
		TOTAL	165,391
		Financial Institution - REIT - Other—0.2%
75,000		Liberty Property LP, 6.625%, 10/01/2017	80,180
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	51,156
75,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	75,319
		TOTAL	206,655
		Financial Institution - REIT - Retail—0.1%
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	21,182
50,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	50,658
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	21,788
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	34,391
		TOTAL	128,019
		Sovereign—0.0%
30,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	32,805
		Technology—0.7%
45,000		Apple, Inc., Sr. Unsecd. Note, 1.000%, 05/03/2018	44,793
30,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 05/03/2023	29,479
115,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	115,514
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—continued
$140,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	$145,407
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	60,184
20,000		Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	19,473
180,000		Fidelity National Informa, Sr. Unsecd. Note, 5.000%, 10/15/2025	188,262
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	96,771
70,000	[2,3]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 3.600%, 10/15/2020	70,259
20,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	20,275
30,000		Intel Corp., Sr. Unsecd. Note, 4.900%, 7/29/2045	31,159
10,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	10,304
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 01/15/2019	26,365
50,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	47,992
20,000		Xerox Corp., Sr. Unsecd. Note, 2.950%, 03/15/2017	20,056
		TOTAL	926,293
		Transportation - Airlines—0.1%
130,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 03/01/2017	134,839
		Transportation - Railroads—0.1%
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	57,374
30,000	[2,3]	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.000%, 5/15/2023	29,157
		TOTAL	86,531
		Transportation - Services—0.1%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	96,380
50,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	50,232
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	31,569
		TOTAL	178,181
		Utility - Electric—0.4%
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	5,702
70,000	[2,3]	Electricite de France SA, Note, Series 144A, 5.600%, 01/27/2040	77,501
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	97,219
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	10,911
9,600	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	9,834
25,000		National Rural Utilities, Sr. Unsecd. Note, Series MTNC, 8.000%, 3/01/2032	35,312
50,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	50,186
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$80,000	Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	$86,273
75,000	PSI Energy, Inc., Bond, 6.050%, 06/15/2016	76,441
50,000	Progress Energy, Inc., 7.050%, 03/15/2019	57,118
10,000	TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	10,842
40,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	42,788
	TOTAL	560,127
	Utility - Natural Gas—0.2%
20,000	Atmos Energy Corp., 8.500%, 03/15/2019	23,514
100,000	Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	99,745
50,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 09/15/2021	47,925
40,000	Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	41,203
65,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	55,318
55,000	Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	55,974
	TOTAL	323,679
	TOTAL CORPORATE BONDS (IDENTIFIED COST $16,896,984)	16,923,540
	MORTGAGE-BACKED SECURITY—0.0%
	Federal National Mortgage Association—0.0%
1,108	Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016 (IDENTIFIED COST $1,149)	1,128
	MUNICIPAL BOND—0.1%
	Municipal Services—0.1%
70,000	Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	83,535
	U.S. TREASURY—2.6%
850,000	United States Treasury Note, 1.000%, 12/31/2017	853,400
550,000	United States Treasury Note, 1.375%, 10/31/2020	551,479
50,000	United States Treasury Note, 1.625%, 12/31/2019	50,821
10,000	United States Treasury Note, 2.250%, 11/15/2024	10,302
600,000	United States Treasury Note, 2.250%, 11/15/2025	617,344
300,000	United States Treasury Bond, 3.000%, 11/15/2045	315,445
25,198	U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2045	22,656
359,502	U.S. Treasury Inflation-Protected Bond, Series TIPS of, 1.375%, 2/15/2044	376,820
250,220	U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2025	247,178
157,302	U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	155,496
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		U.S. TREASURY—continued
$174,932	[5]	U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 7/15/2024	$169,711
		TOTAL U.S. TREASURY (IDENTIFIED COST $3,366,338)	3,370,652
		EXCHANGE-TRADED FUNDS—6.8%
111,500		iShares Currency Hedged MSCI EAFE ETF	2,712,795
113,000		iShares MSCI EAFE ETF	6,269,240
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $10,837,195)	8,982,035
		INVESTMENT COMPANIES—22.3%[6]
38,253		Emerging Markets Fixed Income Core Fund	1,288,916
157,625		Federated Bank Loan Core Fund	1,521,084
1,337,026		Federated Mortgage Core Portfolio	13,316,782
6,416,038		Federated Prime Value Obligations Fund, Institutional Shares, 0.35%[7]	6,416,038
261,401		Federated Project and Trade Finance Core Fund	2,444,102
737,926		High Yield Bond Portfolio	4,228,314
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $30,393,937)	29,215,236
		TOTAL INVESTMENTS—98.6% (IDENTIFIED COST $137,424,691)[8]	129,488,104
		OTHER ASSETS AND LIABILITIES - NET—1.4%[9]	1,869,415
		TOTAL NET ASSETS—100%	$131,357,519
At January 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]United States Treasury Note 2-Year Long Futures	70	$15,303,750	March 2016	$70,308
[1]United States Treasury Ultra Bond Long Futures	8	$1,329,500	March 2016	$61,629
[1]United States Treasury Note 5-Year Short Futures	43	$5,188,891	March 2016	$(88,452)
[1]United States Treasury Note 10-Year Short Futures	37	$4,794,391	March 2016	$(123,399)
[1]United States Treasury Long Bond Short Futures	2	$322,062	March 2016	$(14,755)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(94,669)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $2,732,188, which represented 2.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $2,510,631, which represented 1.9% of total net assets.
4	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated holdings.
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $137,424,475.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$63,409,203	$—	$—	$63,409,203
International	2,969,592	—	—	2,969,592
Debt Securities:
Asset-Backed Securities	—	1,349,856	—	1,349,856
Collateralized Mortgage Obligations	—	3,183,327	—	3,183,327
Corporate Bonds	—	16,923,540	—	16,923,540
Mortgage-Backed Security	—	1,128	—	1,128
Municipal Bond	—	83,535	—	83,535
U.S. Treasury	—	3,370,652	—	3,370,652
Exchange-Traded Funds	8,982,035	—	—	8,982,035
Investment Companies[1]	6,416,038	22,799,198	—	29,215,236
TOTAL SECURITIES	$81,776,868	$47,711,236	$—	$129,488,104
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	(94,669)	—	—	(94,669)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(94,669)	$—	$—	$(94,669)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to the fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
REIT	—Real Estate Investment Trust
TIPS	—Treasury Inflation Protected Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.83	$16.07	$14.35	$12.20	$12.17	$10.86
Income From Investment Operations:
Net investment income	0.12[1]	0.20[1]	0.17[1]	0.14[1]	0.17[1]	0.15[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(1.57)	0.74	1.70	2.19	0.02	1.33
TOTAL FROM INVESTMENT OPERATIONS	(1.45)	0.94	1.87	2.33	0.19	1.48
Less Distributions:
Distributions from net investment income	(0.24)	(0.18)	(0.15)	(0.18)	(0.16)	(0.17)
Net Asset Value, End of Period	$15.14	$16.83	$16.07	$14.35	$12.20	$12.17
Total Return[2]	(8.69)%	5.89%	13.06%	19.28%	1.65%	13.67%
Ratios to Average Net Assets:
Net expenses	1.31%[3]	1.30%	1.30%	1.30%	1.30%	1.28%
Net investment income	1.45%[3]	1.21%	1.10%	1.10%	1.43%	1.27%
Expense waiver/reimbursement[4]	0.11%[3]	0.09%	0.10%	0.11%	0.28%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$56,523	$62,555	$55,634	$50,340	$48,774	$57,358
Portfolio turnover	51%	89%	34%	105%	149%	139%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.59	$15.84	$14.16	$12.03	$11.99	$10.70
Income From Investment Operations:
Net investment income	0.06[1]	0.07[1]	0.05[1]	0.04[1]	0.08[1]	0.06[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(1.56)	0.74	1.67	2.16	0.03	1.31
TOTAL FROM INVESTMENT OPERATIONS	(1.50)	0.81	1.72	2.20	0.11	1.37
Less Distributions:
Distributions from net investment income	(0.10)	(0.06)	(0.04)	(0.07)	(0.07)	(0.08)
Net Asset Value, End of Period	$14.99	$16.59	$15.84	$14.16	$12.03	$11.99
Total Return[2]	(9.05)%	5.12%	12.14%	18.41%	0.93%	12.85%
Ratios to Average Net Assets:
Net expenses	2.06%[3]	2.05%	2.05%	2.05%	2.05%	2.04%
Net investment income	0.70%[3]	0.45%	0.34%	0.36%	0.68%	0.52%
Expense waiver/reimbursement[4]	0.08%[3]	0.06%	0.07%	0.08%	0.24%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,313	$31,571	$34,522	$35,450	$34,193	$45,512
Portfolio turnover	51%	89%	34%	105%	149%	139%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.80	$16.05	$14.33	$12.17	$12.12	$10.83
Income From Investment Operations:
Net investment income	0.10[1]	0.16[1]	0.13[1]	0.09[1]	0.11[1]	0.09[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(1.57)	0.74	1.69	2.19	0.03	1.32
TOTAL FROM INVESTMENT OPERATIONS	(1.47)	0.90	1.82	2.28	0.14	1.41
Less Distributions:
Distributions from net investment income	(0.20)	(0.15)	(0.10)	(0.12)	(0.09)	(0.12)
Net Asset Value, End of Period	$15.13	$16.80	$16.05	$14.33	$12.17	$12.12
Total Return[2]	(8.79)%	5.61%	12.72%	18.84%	1.19%	13.08%
Ratios to Average Net Assets:
Net expenses	1.56%[3]	1.56%	1.57%	1.69%	1.80%	1.79%
Net investment income	1.21%[3]	0.96%	0.84%	0.70%	0.93%	0.77%
Expense waiver/reimbursement[4]	0.04%[3]	0.03%	0.05%	0.06%	0.22%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$558	$532	$464	$417	$526	$665
Portfolio turnover	51%	89%	34%	105%	149%	139%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.87	$16.11	$14.39	$12.23	$12.21	$10.90
Income From Investment Operations:
Net investment income	0.14[1]	0.24[1]	0.21[1]	0.18[1]	0.20[1]	0.18[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(1.57)	0.74	1.69	2.19	0.02	1.34
TOTAL FROM INVESTMENT OPERATIONS	(1.43)	0.98	1.90	2.37	0.22	1.52
Less Distributions:
Distributions from net investment income	(0.28)	(0.22)	(0.18)	(0.21)	(0.20)	(0.21)
Net Asset Value, End of Period	$15.16	$16.87	$16.11	$14.39	$12.23	$12.21
Total Return[2]	(8.57)%	6.13%	13.30%	19.63%	1.87%	13.99%
Ratios to Average Net Assets:
Net expenses	1.06%[3]	1.05%	1.05%	1.05%	1.05%	1.04%
Net investment income	1.70%[3]	1.46%	1.35%	1.35%	1.69%	1.52%
Expense waiver/reimbursement[4]	0.06%[3]	0.04%	0.06%	0.07%	0.23%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,963	$53,291	$49,667	$46,365	$43,341	$47,473
Portfolio turnover	51%	89%	34%	105%	149%	139%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $29,215,236 of investment in affiliated holdings (Note 5) (identified cost $137,424,691)		$129,488,104
Income receivable		293,028
Receivable for investments sold		2,267,190
Receivable for shares sold		179,275
TOTAL ASSETS		132,227,597
Liabilities:
Payable for investments purchased	$570,481
Payable for shares redeemed	119,189
Bank overdraft	7,234
Payable for daily variation margin on futures contracts	14,244
Payable to adviser (Note 5)	7,316
Payable for transfer agent fee	25,842
Payable for portfolio accounting fees	37,141
Payable for distribution services fee (Note 5)	18,587
Payable for other service fees (Notes 2 and 5)	46,835
Accrued expenses (Note 5)	23,209
TOTAL LIABILITIES		870,078
Net assets for 8,690,955 shares outstanding		$131,357,519
Net Assets Consist of:
Paid-in capital		$151,400,015
Net unrealized depreciation of investments and futures contracts		(8,031,256)
Accumulated net realized loss on investments and futures contracts		(12,141,962)
Undistributed net investment income		130,722
TOTAL NET ASSETS		$131,357,519
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($56,522,529 ÷ 3,733,969 shares outstanding), no par value, unlimited shares authorized	$15.14
Offering price per share (100/94.50 of $15.14)	$16.02
Redemption proceeds per share	$15.14
Class C Shares:
Net asset value per share ($28,313,426 ÷ 1,888,805 shares outstanding), no par value, unlimited shares authorized	$14.99
Offering price per share	$14.99
Redemption proceeds per share (99.00/100 of $14.99)	$14.84
Class R Shares:
Net asset value per share ($558,340 ÷ 36,903 shares outstanding), no par value, unlimited shares authorized	$15.13
Offering price per share	$15.13
Redemption proceeds per share	$15.13
Institutional Shares:
Net asset value per share ($45,963,224 ÷ 3,031,278 shares outstanding), no par value, unlimited shares authorized	$15.16
Offering price per share	$15.16
Redemption proceeds per share	$15.16
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2016 (unaudited)
Investment Income:
Dividends (including $416,553 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $189)		$1,464,745
Interest		461,602
Investment income allocated from affiliated partnership (Note 5)		31,631
TOTAL INCOME		1,957,978
Expenses:
Investment adviser fee (Note 5)	$533,045
Administrative fee (Note 5)	55,615
Custodian fees	23,280
Transfer agent fee (Note 2)	74,434
Directors'/Trustees' fees (Note 5)	1,341
Auditing fees	15,231
Legal fees	3,915
Portfolio accounting fees	55,318
Distribution services fee (Note 5)	115,699
Other service fees (Notes 2 and 5)	111,478
Share registration costs	29,162
Printing and postage	15,285
Miscellaneous (Note 5)	7,786
EXPENSES BEFORE ALLOCATION	1,041,589
Expenses allocated from affiliated partnership (Note 2)	365
TOTAL EXPENSES	1,041,954
Semi-Annual Shareholder Report

Statement of Operations–continued
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(31,065)
Reimbursement of other operating expenses (Notes 2 and 5)	(30,912)
TOTAL WAIVER AND REIMBURSEMENTS		$(61,977)
Net expenses			$979,977
Net investment income			978,001
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $167,502 on sales of investments in affiliated holdings (Note 5))			2,149,706
Net realized loss on futures contracts			(109,600)
Net realized loss on investments, swap contracts and foreign currency transactions allocated from affiliated partnership (Note 5)			(53,228)
Net change in unrealized appreciation of investments			(15,832,617)
Net change in unrealized depreciation of futures contracts			(41,574)
Net realized and unrealized loss on investments and futures contracts			(13,887,313)
Change in net assets resulting from operations			$(12,909,312)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$978,001	$1,631,758
Net realized gain on investments including allocations from partnership and futures contracts	1,986,878	18,811,985
Net change in unrealized appreciation/depreciation of investments and futures contracts	(15,874,191)	(12,482,552)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(12,909,312)	7,961,191
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(912,021)	(627,231)
Class C Shares	(200,679)	(120,251)
Class R Shares	(7,400)	(4,641)
Institutional Shares	(830,257)	(724,945)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,950,357)	(1,477,068)
Share Transactions:
Proceeds from sale of shares	11,491,426	27,367,111
Net asset value of shares issued to shareholders in payment of distributions declared	1,804,806	1,374,214
Cost of shares redeemed	(15,028,993)	(27,563,013)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,732,761)	1,178,312
Change in net assets	(16,592,430)	7,662,435
Net Assets:
Beginning of period	147,949,949	140,287,514
End of period (including undistributed net investment income of $130,722 and $1,103,078, respectively)	$131,357,519	$147,949,949
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2016 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Semi-Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund may also invest in Emerging Markets Fixed
Semi-Annual Shareholder Report

Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P. which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, other service fees and certain transfer agent fees unique to those classes. The detail of total fund expense waivers and reimbursements of $61,977 is disclosed in various locations in this Note 2 and Note 5. For the six months ended January 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$39,995	$(20,189)
Class C Shares	15,286	(6,161)
Class R Shares	160	—
Institutional Shares	18,993	(4,562)
TOTAL	$74,434	$(30,912)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$73,748
Class C Shares	37,730
TOTAL	$111,478
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $19,586,145 and $9,705,045, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	3/24/2010	$200,000	$221,557
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$94,669*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(109,600)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(41,574)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	371,548	$5,980,217	877,364	$14,585,649
Shares issued to shareholders in payment of distribution declared	51,346	816,911	33,893	561,953
Shares redeemed	(406,528)	(6,400,980)	(656,048)	(10,848,975)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	16,366	$396,148	255,209	$4,298,627

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	227,747	$3,616,575	291,257	$4,780,270
Shares issued to shareholders in payment of distribution declared	11,610	182,981	6,665	109,378
Shares redeemed	(253,780)	(3,981,617)	(573,519)	(9,319,128)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(14,423)	$(182,061)	(275,597)	$(4,429,480)

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	6,011	$96,508	5,140	$84,844
Shares issued to shareholders in payment of distribution declared	401	6,380	276	4,573
Shares redeemed	(1,158)	(18,312)	(2,687)	(44,528)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	5,254	$84,576	2,729	$44,889

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	111,974	$1,798,126	476,302	$7,916,348
Shares issued to shareholders in payment of distribution declared	50,128	798,534	42,067	698,310
Shares redeemed	(288,856)	(4,628,084)	(442,803)	(7,350,382)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(126,754)	$(2,031,424)	75,566	$1,264,276
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(119,557)	$(1,732,761)	57,907	$1,178,312
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At January 31, 2016, the cost of investments for federal tax purposes was $137,424,475. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/ depreciation resulting from futures contracts was $7,936,371. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,610,995 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,547,366.
At July 31, 2015, the Fund had a capital loss carryforward of $14,348,949 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$14,348,949	NA	$14,348,949
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the Adviser voluntarily waived $27,433 of its fee and voluntarily reimbursed $30,912 of transfer agent fees.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended January 31, 2016, the Sub-Adviser earned a fee of $63,635.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$114,308
Class R Shares	1,391
TOTAL	$115,699
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2016, FSC retained $21,041 of fees paid by the Fund. For the six months ended January 31, 2016, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2016, FSC retained $7,864 in sales charges from the sale of Class A Shares. FSC also retained $2,368 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2016, FSSC received $5,697 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. The total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.30%, 2.05% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2016, the Adviser reimbursed $3,632. Transactions involving the affiliated holding during the six months ended January 31, 2016, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 7/31/2015	33,683	117,879	1,325,624	5,521,116	241,956	811,201	8,051,459
Purchases/ Additions	8,140	39,746	315,319	27,173,637	19,445	207,865	27,764,152
Sales/ Reductions	(3,570)	—	(303,917)	(26,278,715)	—	(281,140)	(26,867,342)
Balance of Shares Held 1/31/2016	38,253	157,625	1,337,026	6,416,038	261,401	737,926	8,948,269
Value	$1,288,916	$1,521,084	$13,316,782	$6,416,038	$2,444,102	$4,228,314	$29,215,236
Dividend Income/ Allocated Investment Income	$31,631	$32,118	$173,475	$5,783	$45,649	$159,528	$448,184
Realized Gain Distribution/ Allocated Net Realized Gain (Loss)	$(53,228)	$—	$—	$—	$—	$—	$(53,228)
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2016, were as follows:
Purchases	$62,701,117
Sales	$69,221,941
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the program was not utilized.
9. SUBSEQUENT EVENTS
On February 10, 2016, the Trustees approved the redesignation of R Shares to R6 Shares. The redesignation is expected to occur no later than the fourth quarter of 2016.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events have occurred that require disclosure.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$913.10	$6.30
Class C Shares	$1,000	$909.50	$9.89
Class R Shares	$1,000	$912.10	$7.50
Institutional Shares	$1,000	$914.30	$5.10
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.55	$6.65
Class C Shares	$1,000	$1,014.78	$10.43
Class R Shares	$1,000	$1,017.29	$7.91
Institutional Shares	$1,000	$1,019.81	$5.38
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.31%
Class C Shares	2.06%
Class R Shares	1.56%
Institutional Shares	1.06%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated MDT Balanced Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what
Semi-Annual Shareholder Report

might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
Semi-Annual Shareholder Report

and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). . He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing
Semi-Annual Shareholder Report

different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
For the periods covered by the Evaluation, the Fund's performance for both the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Semi-Annual Shareholder Report

In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
Semi-Annual Shareholder Report

The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated MDT Balanced Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R841
CUSIP 31421R833
CUSIP 31421R692
CUSIP 31421R825
36354 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2016
Share Class	Ticker
A	QALGX
B	QBLGX
C	QCLGX
Institutional	QILGX

Federated MDT Large Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2015 through January 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2016, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Internet Services	7.0%
Biotechnology	5.9%
Computers–Low End	5.8%
Medical Supplies	5.3%
Software Packaged/Custom	4.6%
Department Stores	3.7%
Financial Services	3.4%
Specialty Retailing	3.1%
Auto Original Equipment Manufacturers	2.8%
Grocery Chain	2.7%
AT&T Divestiture	2.6%
Cable TV	2.6%
Computers–High End	2.6%
Commodity Chemicals	2.5%
Services to Medical Professionals	2.5%
Airline–Regional	2.4%
Ethical Drugs	2.4%
Soft Drinks	2.2%
Shipbuilding	2.1%
Clothing Stores	2.0%
Computer Services	1.7%
Entertainment	1.7%
Diversified Tobacco	1.6%
Hotels and Motels	1.4%
Oil Refiner	1.4%
Airline–National	1.3%
Semi-Annual Shareholder Report
1

Industry Composition	Percentage of Total Net Assets
Defense Aerospace	1.1%
Life Insurance	1.1%
Semiconductor Manufacturing	1.1%
Property Liability Insurance	1.0%
Other[2]	16.6%
Other Assets and Liabilities – Net[3]	1.8%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Agricultural Chemicals—0.4%
4,580		Scotts Miracle-Gro Co.	$314,554
		Airline - National—1.3%
13,961	[1]	Jet Blue Airways Corp.	297,509
14,100	[1]	United Continental Holdings, Inc.	680,748
		TOTAL	978,257
		Airline - Regional—2.4%
8,976		Alaska Air Group, Inc.	631,910
30,542		Southwest Airlines Co.	1,148,990
		TOTAL	1,780,900
		Airlines—0.5%
7,987		Delta Air Lines, Inc.	353,744
		Apparel—0.7%
6,900		PVH Corp.	506,322
		AT&T Divestiture—2.6%
39,057		Verizon Communications, Inc.	1,951,678
		Auto Manufacturing—0.5%
3,145		Allison Transmission Holdings, Inc.	74,820
25,317		Ford Motor Co.	302,285
		TOTAL	377,105
		Auto Original Equipment Manufacturers—2.8%
4,181		Lear Corp.	434,113
6,517	[1]	O'Reilly Automotive, Inc.	1,700,286
		TOTAL	2,134,399
		Auto Rentals—0.4%
7,400	[1]	Avis Budget Group, Inc.	194,398
1,678	[1]	United Rentals, Inc.	80,393
		TOTAL	274,791
		Baking—0.3%
12,348		Flowers Foods, Inc.	253,628
		Biotechnology—5.9%
12,526		Amgen, Inc.	1,913,096
21,881		Gilead Sciences, Inc.	1,816,123
3,637	[1]	Myriad Genetics, Inc.	141,734
1,418	[1]	Regeneron Pharmaceuticals, Inc.	595,687
		TOTAL	4,466,640
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Broadcasting—0.5%
1,248	[1]	AMC Networks, Inc.	$90,842
9,100	[1]	Discovery Communications, Inc.	251,069
		TOTAL	341,911
		Building Supply Stores—0.6%
6,324		Lowe's Cos., Inc.	453,178
		Cable TV—2.6%
42,104		Viacom, Inc., Class B	1,921,627
		Clothing Stores—2.0%
7,887	[1]	Fossil, Inc.	257,116
38,363		Gap (The), Inc.	948,334
7,040	[1]	Michael Kors Holdings Ltd.	280,896
		TOTAL	1,486,346
		Commodity Chemicals—2.5%
23,683		LyondellBasell Investment LLC	1,846,564
		Communications Equipment—0.6%
2,775	[1]	Palo Alto Networks, Inc.	414,835
		Computer Peripherals—0.5%
16,792		NetApp, Inc.	368,249
		Computer Services—1.7%
7,190		Global Payments, Inc.	423,851
12,507	[1]	Salesforce.com, Inc.	851,226
		TOTAL	1,275,077
		Computers - High End—2.6%
15,412		IBM Corp.	1,923,263
		Computers - Low End—5.8%
45,160		Apple, Inc.	4,395,874
		Construction Machinery—0.1%
8,900		Joy Global, Inc.	88,733
		Contracting—0.3%
5,300		Chicago Bridge & Iron Co., N.V.	205,746
		Cosmetics & Toiletries—0.3%
15,906		Avon Products, Inc.	53,921
5,600	[1]	Sally Beauty Holdings, Inc.	154,336
		TOTAL	208,257
		Defense Aerospace—1.1%
1,420		Boeing Co.	170,584
15,012	[1]	Spirit Aerosystems Holdings, Inc., Class A	636,509
		TOTAL	807,093
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Department Stores—3.7%
2,873		Dillards, Inc., Class A	$202,288
46,431		Macy's, Inc.	1,876,277
9,900		Target Corp.	716,958
		TOTAL	2,795,523
		Discount Department Stores—0.6%
5,707		Foot Locker, Inc.	385,565
1,494		Wal-Mart Stores, Inc.	99,142
		TOTAL	484,707
		Distillers—0.7%
3,590		Constellation Brands, Inc., Class A	547,403
		Diversified Consumer Services—0.2%
2,697	[1]	ServiceMaster Global Holdings, Inc.	113,840
		Diversified Tobacco—1.6%
19,561		Altria Group, Inc.	1,195,373
		Education & Training Services—0.1%
5,400	[1]	Apollo Group, Inc., Class A	42,876
		Entertainment—1.7%
73,976	[1]	MSG Networks, Inc., Class A	1,293,840
		Ethical Drugs—2.4%
10,809		Bristol-Myers Squibb Co.	671,887
9,258	[1]	United Therapeutics Corp.	1,140,401
		TOTAL	1,812,288
		Financial Services—3.4%
14,400	[1]	Ally Financial, Inc.	228,240
13,188		Ameriprise Financial, Inc.	1,195,492
8,340		Total System Services, Inc.	334,934
44,090		Western Union Co.	786,566
		TOTAL	2,545,232
		Grocery Chain—2.7%
49,399		Kroger Co.	1,917,175
3,415		Whole Foods Market, Inc.	100,094
		TOTAL	2,017,269
		Home Building—0.5%
8,721		D. R. Horton, Inc.	239,915
100	[1]	NVR, Inc.	165,100
		TOTAL	405,015
		Home Products—0.6%
9,449		Tupperware Brands Corp.	438,717
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Hospitals—0.5%
5,000	[1]	HCA, Inc.	$347,900
		Hotels and Motels—1.4%
16,495		Wyndham Worldwide Corp.	1,070,525
		Industrial Machinery—0.2%
1,100		Valmont Industries, Inc.	117,249
		Internet Services—7.0%
2,961	[1]	Amazon.com, Inc.	1,738,107
70,713	[1]	eBay, Inc.	1,658,927
9,339	[1]	Facebook, Inc., Class A	1,047,929
16,209		IAC Interactive Corp.	841,896
		TOTAL	5,286,859
		IT Services—0.7%
3,016		Booz Allen Hamilton Holding Corp.	85,323
4,349	[1]	Teradata Corp.	105,855
7,030	[1]	Vantiv, Inc.	330,761
		TOTAL	521,939
		Life Insurance—1.1%
12,000		Prudential Financial, Inc.	840,960
		Medical Supplies—5.3%
3,540		AmerisourceBergen Corp.	317,042
53,408		Baxter International, Inc.	1,954,733
13,731		Cardinal Health, Inc.	1,117,292
17,263	[1]	Hologic, Inc.	585,906
		TOTAL	3,974,973
		Multi-Industry Capital Goods—0.4%
1,041		Acuity Brands, Inc.	210,730
3,915	[1]	HD Supply, Inc.	102,847
		TOTAL	313,577
		Mutual Fund Adviser—0.1%
2,300		Waddell & Reed Financial, Inc., Class A	63,112
		Office Equipment—0.7%
28,428		Pitney Bowes, Inc.	556,620
		Office Supplies—0.1%
1,525		Avery Dennison Corp.	92,857
		Oil Refiner—1.4%
25,767		Marathon Petroleum Corp.	1,076,803
		Other Communications Equipment—0.3%
3,251		Skyworks Solutions, Inc.	224,059
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Packaged Foods—0.1%
1,647		Campbell Soup Co.	$92,907
		Paper Products—0.1%
2,988		International Paper Co.	102,219
		Personal & Household—0.2%
5,300		Nu Skin Enterprises, Inc., Class A	167,745
		Personal Loans—0.5%
2,260	[1]	Credit Acceptance Corp.	404,450
		Pharmaceuticals—0.2%
2,969	[1]	Mallinckrodt PLC	172,469
		Plastic Containers—0.2%
3,897		Sealed Air Corp.	157,945
		Printing—0.2%
11,646		Donnelley (R.R.) & Sons Co.	162,695
		Property Liability Insurance—1.0%
6,906		The Travelers Cos., Inc.	739,218
		Rubber—0.6%
14,600		Goodyear Tire & Rubber Co.	414,786
		Semiconductor Manufacturing—1.1%
18,872		Intel Corp.	585,409
20,600	[1]	Micron Technology, Inc.	227,218
		TOTAL	812,627
		Services to Medical Professionals—2.5%
19,583	[1]	Express Scripts Holding Co.	1,407,430
3,818		UnitedHealth Group, Inc.	439,681
		TOTAL	1,847,111
		Shipbuilding—2.1%
12,312		Huntington Ingalls Industries, Inc.	1,574,459
		Shoes—0.6%
3,800	[1]	Deckers Outdoor Corp.	187,948
9,198	[1]	Skechers USA, Inc., Class A	259,292
		TOTAL	447,240
		Soft Drinks—2.2%
10,542		Coca-Cola Enterprises, Inc.	489,360
12,774		Dr. Pepper Snapple Group, Inc.	1,198,712
		TOTAL	1,688,072
		Software Packaged/Custom—4.6%
35,613		CA, Inc.	1,023,162
8,520		CDW Corp.	327,594
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—continued
4,407	[1]	Citrix Systems, Inc.	$310,517
13,859	[1]	Electronic Arts, Inc.	894,529
1,001	[1]	ServiceNow, Inc.	62,272
27,652		Symantec Corp.	548,616
1,814	[1]	Ultimate Software Group, Inc.	318,593
		TOTAL	3,485,283
		Specialty Retailing—3.1%
21,733	[1]	Bed Bath & Beyond, Inc.	938,214
5,900		Big Lots, Inc.	228,802
862		Expedia, Inc.	87,096
4,516		GNC Holdings, Inc.	126,493
1,560		Nordstrom, Inc.	76,596
4,870	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	882,298
		TOTAL	2,339,499
		Textiles Apparel & Luxury Goods—0.4%
2,767		Ralph Lauren Corp.	311,287
		Truck Manufacturing—0.9%
7,745		Cummins, Inc.	696,198
		Undesignated Consumer Cyclicals—0.4%
6,300	[1]	Herbalife Ltd.	291,123
3,300		Weight Watchers International, Inc.	41,877
		TOTAL	333,000
		Uniforms—0.8%
7,329		Cintas Corp.	629,708
		TOTAL INVESTMENTS—98.2% (IDENTIFIED COST $78,121,259)[2]	73,887,205
		OTHER ASSETS AND LIABILITIES - NET—1.8%[3]	1,372,803
		TOTAL NET ASSETS—100%	$75,260,008
1	Non-income-producing security.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Semi-Annual Shareholder Report
8

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.64	$16.15	$13.58	$10.59	$10.50	$8.45
Income From Investment Operations:
Net investment income (loss)[1]	0.02	0.02	0.03	0.04	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	(2.17)	1.47	2.54	2.95	0.11	2.08
TOTAL FROM INVESTMENT OPERATIONS	(2.15)	1.49	2.57	2.99	0.09	2.05
Less Distributions:
Distributions from net realized gain on investments	(1.80)	—	—	—	—	—
Net Asset Value, End of Period	$13.69	$17.64	$16.15	$13.58	$10.59	$10.50
Total Return[2]	(13.08)%	9.23%	18.92%	28.23%	0.86%	24.26%
Ratios to Average Net Assets:
Net expenses	1.50%[3]	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	0.19%[3]	0.13%	0.17%	0.34%	(0.23)%	(0.28)%
Expense waiver/reimbursement[4]	0.07%[3]	0.03%	0.11%	0.27%	0.78%	0.74%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,565	$55,033	$54,573	$49,018	$40,676	$44,762
Portfolio turnover	39%	91%	51%	135%	258%	208%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.71	$15.41	$13.05	$10.25	$10.24	$8.30
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.11)	(0.09)	(0.05)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	(2.05)	1.41	2.45	2.85	0.11	2.04
TOTAL FROM INVESTMENT OPERATIONS	(2.09)	1.30	2.36	2.80	0.01	1.94
Less Distributions:
Distributions from net realized gain on investments	(1.80)	—	—	—	—	—
Net Asset Value, End of Period	$12.82	$16.71	$15.41	$13.05	$10.25	$10.24
Total Return[2]	(13.46)%	8.44%	18.08%	27.32%	0.10%	23.37%
Ratios to Average Net Assets:
Net expenses	2.25%[3]	2.25%	2.25%	2.25%	2.25%	2.25%
Net investment income (loss)	(0.57)%[3]	(0.65)%	(0.59)%	(0.44)%	(0.98)%	(1.04)%
Expense waiver/reimbursement[4]	0.07%[3]	0.03%	0.11%	0.26%	0.78%	0.74%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,234	$16,175	$10,519	$7,428	$4,932	$6,680
Portfolio turnover	39%	91%	51%	135%	258%	208%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.34	$15.07	$12.76	$10.03	$10.02	$8.12
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.10)	(0.08)	(0.05)	(0.09)	(0.10)
Net realized and unrealized gain (loss) on investments	(2.00)	1.37	2.39	2.78	0.10	2.00
TOTAL FROM INVESTMENT OPERATIONS	(2.04)	1.27	2.31	2.73	0.01	1.90
Less Distributions:
Distributions from net realized gain on investments	(1.80)	—	—	—	—	—
Net Asset Value, End of Period	$12.50	$16.34	$15.07	$12.76	$10.03	$10.02
Total Return[2]	(13.46)%	8.43%	18.10%	27.22%	0.10%	23.40%
Ratios to Average Net Assets:
Net expenses	2.25%[3]	2.25%	2.25%	2.25%	2.25%	2.25%
Net investment income (loss)	(0.55)%[3]	(0.63)%	(0.59)%	(0.43)%	(0.98)%	(1.05)%
Expense waiver/reimbursement[4]	0.07%[3]	0.03%	0.11%	0.27%	0.78%	0.74%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,188	$12,904	$11,991	$9,830	$7,001	$7,564
Portfolio turnover	39%	91%	51%	135%	258%	208%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$18.13	$16.55	$13.88	$10.80	$10.68	$8.57
Income From Investment Operations:
Net investment income (loss)[1]	0.04	0.07	0.06	0.07	0.00[2]	(0.00)[2]
Net realized and unrealized gain (loss) on investments	(2.24)	1.51	2.61	3.01	0.12	2.11
TOTAL FROM INVESTMENT OPERATIONS	(2.20)	1.58	2.67	3.08	0.12	2.11
Less Distributions:
Distributions from net realized gain on investments	(1.80)	—	—	—	—	—
Net Asset Value, End of Period	$14.13	$18.13	$16.55	$13.88	$10.80	$10.68
Total Return[3]	(13.00)%	9.55%	19.24%	28.52%	1.12%	24.62%
Ratios to Average Net Assets:
Net expenses	1.25%[4]	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	0.45%[4]	0.37%	0.40%	0.58%	0.02%	(0.05)%
Expense waiver/reimbursement[5]	0.07%[4]	0.03%	0.10%	0.27%	0.78%	0.74%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,272	$7,888	$7,502	$5,002	$3,774	$4,565
Portfolio turnover	39%	91%	51%	135%	258%	208%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
January 31, 2016 (unaudited)
Assets:
Total investment in securities, at value (identified cost $78,121,259)		$73,887,205
Income receivable		45,948
Receivable for investments sold		2,673,570
Receivable for shares sold		138,583
TOTAL ASSETS		76,745,306
Liabilities:
Payable for investments purchased	$1,200,904
Payable for shares redeemed	63,100
Bank overdraft	93,272
Payable to adviser (Note 5)	3,724
Payable for transfer agent fee	32,333
Payable for distribution services fee (Note 5)	15,955
Payable for other service fees (Notes 2 and 5)	28,581
Accrued expenses (Note 5)	47,429
TOTAL LIABILITIES		1,485,298
Net assets for 5,620,164 shares outstanding		$75,260,008
Net Assets Consist of:
Paid-in capital		$79,166,536
Net unrealized depreciation of investments		(4,234,054)
Accumulated net realized gain on investments		399,663
Accumulated net investment income (loss)		(72,137)
TOTAL NET ASSETS		$75,260,008
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($45,565,257 ÷ 3,328,732 shares outstanding), no par value, unlimited shares authorized	$13.69
Offering price per share (100/94.50 of $13.69)	$14.49
Redemption proceeds per share	$13.69
Class B Shares:
Net asset value per share ($13,234,204 ÷ 1,032,577 shares outstanding), no par value, unlimited shares authorized	$12.82
Offering price per share	$12.82
Redemption proceeds per share (94.50/100 of $12.82)	$12.11
Class C Shares:
Net asset value per share ($10,188,183 ÷ 814,841 shares outstanding), no par value, unlimited shares authorized	$12.50
Offering price per share	$12.50
Redemption proceeds per share (99.00/100 of $12.50)	$12.38
Institutional Shares:
Net asset value per share ($6,272,364 ÷ 444,014 shares outstanding), no par value, unlimited shares authorized	$14.13
Offering price per share	$14.13
Redemption proceeds per share	$14.13
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended January 31, 2016 (unaudited)
Investment Income:
Dividends (including $1,489 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $111)		$726,024
Expenses:
Investment adviser fee (Note 5)	$321,238
Administrative fee (Note 5)	33,516
Custodian fees	7,815
Transfer agent fee	96,023
Directors'/Trustees' fees (Note 5)	1,120
Auditing fees	12,301
Legal fees	4,047
Portfolio accounting fees	39,437
Distribution services fee (Note 5)	101,519
Other service fees (Notes 2 and 5)	97,433
Share registration costs	28,055
Printing and postage	15,869
Miscellaneous (Note 5)	6,258
TOTAL EXPENSES	764,631
Waiver/reimbursement of investment adviser fee (Note 5)	(28,184)
Net expenses		736,447
Net investment income (loss)		(10,423)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		391,632
Net change in unrealized appreciation of investments		(12,387,261)
Net realized and unrealized loss on investments		(11,995,629)
Change in net assets resulting from operations		$(12,006,052)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(10,423)	$(66,686)
Net realized gain on investments	391,632	13,523,659
Net change in unrealized appreciation/depreciation of investments	(12,387,261)	(5,876,894)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(12,006,052)	7,580,079
Distributions to Shareholders:
Distributions from net realized gain on investments
Class A Shares	(5,502,857)	—
Class B Shares	(1,867,474)	—
Class C Shares	(1,323,955)	—
Institutional Shares	(798,673)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,492,959)	—
Share Transactions:
Proceeds from sale of shares	8,223,933	19,436,379
Net asset value of shares issued to shareholders in payment of distributions declared	8,568,103	—
Cost of shares redeemed	(12,033,580)	(19,601,538)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,758,456	(165,159)
Change in net assets	(16,740,555)	7,414,920
Net Assets:
Beginning of period	92,000,563	84,585,643
End of period (including accumulated net investment income (loss) of $(72,137) and $(61,714), respectively)	$75,260,008	$92,000,563
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Notes to Financial Statements
January 31, 2016 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes. The detail of total fund expense waivers of $28,184 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
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For the six months ended January 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$63,624
Class B Shares	19,322
Class C Shares	14,487
TOTAL	$97,433
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	188,382	$3,026,465	437,475	$7,550,573
Shares issued to shareholders in payment of distributions declared	332,140	4,972,137	—	—
Shares redeemed	(310,842)	(4,898,720)	(697,690)	(11,932,507)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	209,680	$3,099,882	(260,215)	$(4,381,934)

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	207,958	$3,177,420	435,608	$7,148,957
Shares issued to shareholders in payment of distributions declared	130,599	1,832,304	—	—
Shares redeemed	(274,236)	(3,815,737)	(150,183)	(2,470,360)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	64,321	$1,193,987	285,425	$4,678,597

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	100,883	$1,494,694	195,222	$3,120,016
Shares issued to shareholders in payment of distributions declared	85,418	1,169,370
Shares redeemed	(161,162)	(2,388,448)	(201,285)	(3,220,353)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	25,139	$275,616	(6,063)	$(100,337)

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	31,153	$525,354	93,199	$1,616,833
Shares issued to shareholders in payment of distributions declared	38,466	594,292
Shares redeemed	(60,772)	(930,675)	(111,365)	(1,978,318)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,847	$188,971	(18,166)	$(361,485)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	307,987	$4,758,456	981	$(165,159)
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4. FEDERAL TAX INFORMATION
At January 31, 2016, the cost of investments for federal tax purposes was $78,121,259. The net unrealized depreciation of investments for federal tax purposes was $4,234,054. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,873,238 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,107,292.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the Adviser voluntarily waived $27,233 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$58,056
Class C Shares	43,463
TOTAL	$101,519
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2016, FSC retained $42,701 of fees paid by the Fund. For the six months ended January 31, 2016, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2016, FSC retained $1,103 in sales charges from the sale of Class A Shares. FSC also retained $30,793 of CDSC relating to redemptions of Class B Shares and $508 relating to redemption of Class C Shares.
Other Service Fees
For the six months ended January 31, 2016, FSSC received $17,432 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.50%, 2.25%, 2.25% and 1.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2016, the Adviser reimbursed $951. Transactions involving the affiliated holding during the six months ended January 31, 2016, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2015	1,864,649
Purchases/Additions	7,557,653
Sales/Reductions	(9,422,302)
Balance of Shares Held 1/31/2016	—
Value	$—
Dividend Income	$1,489
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2016, were as follows:
Purchases	$32,007,868
Sales	$36,436,506
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$869.20	$7.05
Class B Shares	$1,000	$865.40	$10.55
Class C Shares	$1,000	$865.40	$10.55
Institutional Shares	$1,000	$870.00	$5.88
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.60	$7.61
Class B Shares	$1,000	$1,013.83	$11.39
Class C Shares	$1,000	$1,013.83	$11.39
Institutional Shares	$1,000	$1,018.85	$6.34
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.50%
Class B Shares	2.25%
Class C Shares	2.25%
Institutional Shares	1.25%
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Evaluation and Approval of Advisory Contract–May 2015
Federated MDT Large Cap Growth Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing
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different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibiliities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
Semi-Annual Shareholder Report
31

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry
Semi-Annual Shareholder Report
32

guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
33

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
34

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
35

Federated MDT Large Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R700
CUSIP 31421R684
CUSIP 31421R809
CUSIP 31421R882
36353 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2016
Share Class	Ticker
A	QASCX
C	QCSCX
Institutional	QISCX

Federated MDT Small Cap Core Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2015 through January 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2016, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Regional Banks	8.2%
Specialty Retailing	3.8%
Financial Services	2.9%
Property Liability Insurance	2.8%
Commodity Chemicals	2.6%
Apparel	2.3%
Home Health Care	2.3%
Telecommunication Equipment & Services	2.3%
Dairy Products	2.1%
Miscellaneous Communications	2.1%
Software Packaged/Custom	2.0%
Computer Networking	1.9%
Savings & Loan	1.9%
Undesignated Consumer Cyclicals	1.9%
Auto Original Equipment Manufacturers	1.8%
Biotechnology	1.8%
Clothing Stores	1.8%
Health Care Equipment & Supplies	1.8%
Airline—Regional	1.7%
Education & Training Services	1.6%
Semiconductor Manufacturing	1.6%
Computer Stores	1.4%
Printing	1.4%
Defense Aerospace	1.3%
Undesignated Consumer Staples	1.3%
Food Wholesaling	1.2%
Health Care Providers & Services	1.2%
Mortgage Banks	1.2%
Offshore Driller	1.2%
Airline—National	1.1%
Computer Services	1.1%
Internet Services	1.1%
Medical Supplies	1.1%
Personal Loans	1.1%
Rubber	1.1%
Semiconductor Distribution	1.1%
Truck Manufacturing	1.1%
Semi-Annual Shareholder Report
1

Industry Composition	Percentage of Total Net Assets
Aluminum	1.0%
Consumer Finance	1.0%
Life Insurance	1.0%
Office Supplies	1.0%
Oil Service, Explore & Drill	1.0%
Semiconductor Manufacturing Equipment	1.0%
Specialty Chemicals	1.0%
Telecommunication Services	1.0%
Other[2]	19.9%
Cash Equivalents[3]	1.7%
Other Assets and Liabilities—Net[4]	0.2%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Airline - National—1.1%
4,747	[1]	Atlas Air Worldwide Holdings, Inc.	$174,357
5,632	[1]	Jet Blue Airways Corp.	120,018
		TOTAL	294,375
		Airline - Regional—1.7%
10,954	[1]	Hawaiian Holdings, Inc.	385,690
2,882	[1]	Virgin America, Inc.	88,910
		TOTAL	474,600
		Aluminum—1.0%
57,932	[1]	Century Aluminum Co.	273,439
		Apparel—2.3%
11,570	[1]	Express, Inc.	196,227
30,631	[1]	Iconix Brand Group, Inc.	203,390
5,854	[1]	Perry Ellis International, Inc.	111,285
7,023	[1]	Zumiez, Inc.	127,186
		TOTAL	638,088
		Auto Original Equipment Manufacturers—1.8%
7,938	[1]	American Axle & Manufacturing Holdings, Inc.	101,765
2,113	[1]	Cooper-Standard Holding, Inc.	146,347
4,570		Dana Holding Corp.	54,337
14,000	[1]	Meritor, Inc.	95,620
3,652		Tower International, Inc.	84,069
		TOTAL	482,138
		Biotechnology—1.8%
1,597	[1]	Cambrex Corp.	55,320
14,034	[1]	Geron Corp.	42,804
129,177		PDL BioPharma, Inc.	405,616
		TOTAL	503,740
		Carpets—0.4%
6,137		Interface, Inc.	103,654
		Clothing Stores—1.8%
6,533		American Eagle Outfitters, Inc.	95,643
28,469		Mens Wearhouse, Inc.	390,310
		TOTAL	485,953
		Commodity Chemicals—2.6%
33,381		Axiall Corp.	598,522
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Commodity Chemicals—continued
5,180	[1]	Trinseo SA	$123,232
		TOTAL	721,754
		Computer Networking—1.9%
45,426		Black Box Corp.	346,146
1,872	[1]	Cray, Inc.	73,738
33,310	[1]	Extreme Networks, Inc.	91,936
		TOTAL	511,820
		Computer Peripherals—0.5%
15,895	[1]	Zagg, Inc.	146,552
		Computer Services—1.1%
2,727	[1]	CACI International, Inc., Class A	226,532
1,032		Synnex Corp.	86,636
		TOTAL	313,168
		Computer Stores—1.4%
1,709	[1]	Insight Enterprises, Inc.	40,384
5,160	[1]	PC Connections, Inc.	116,461
3,851	[1]	Tech Data Corp.	240,302
		TOTAL	397,147
		Construction & Engineering—0.1%
2,017	[1]	Aegion Corp.	36,367
		Consumer Finance—1.0%
49,046	[1]	Enova International, Inc.	273,186
		Contracting—0.4%
4,341		Comfort Systems USA, Inc.	123,024
		Cosmetics & Toiletries—0.6%
1,923	[1]	Helen of Troy Ltd.	171,858
		Crude Oil & Gas Production—0.5%
57,456	[1]	Ultra Petroleum Corp.	129,851
		Dairy Products—2.1%
4,947		Cal-Maine Foods, Inc.	249,675
15,864		Dean Foods Co.	316,963
		TOTAL	566,638
		Defense Aerospace—1.3%
19,636	[1]	DigitalGlobe, Inc.	257,232
2,818	[1]	Ducommun, Inc.	41,706
991	[1]	MOOG, Inc., Class A	45,913
		TOTAL	344,851
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Discount Department Stores—0.4%
20,526	[1]	Tuesday Morning Corp.	$114,330
		Diversified Leisure—0.4%
7,940	[1]	Isle of Capri Casinos, Inc.	100,520
		Education & Training Services—1.6%
53,673	[1]	Apollo Group, Inc., Class A	426,164
		Electric & Electronic Original Equipment Manufacturers—0.3%
6,341		General Cable Corp.	74,317
		Electronic Equipment Instruments & Components—0.5%
7,443	[1]	Sanmina Corp.	139,482
		Electronic Instruments—0.5%
14,442	[1]	Ixia	138,210
		Electronic Test/Measuring Equipment—0.3%
7,185		Cohu, Inc.	87,010
		Financial Services—2.9%
4,934	[1]	America's Car-Mart, Inc.	115,752
1,402		Deluxe Corp.	78,372
2,409	[1]	Encore Capital Group, Inc.	55,214
3,475		Fidelity Southern Corp.	54,905
1,200		First Financial Corp.	39,660
9,058		MainSource Financial Group, Inc.	200,906
7,790		Nelnet, Inc., Class A	252,941
		TOTAL	797,750
		Food & Staples Retailing—0.2%
2,431		SpartanNash Co.	49,884
		Food Wholesaling—1.2%
1,076		Core-Mark Holding Co., Inc.	87,468
7,831	[1]	Omega Protein Corp.	176,902
13,753	[1]	SUPERVALU, Inc.	62,576
		TOTAL	326,946
		Furniture—0.6%
1,502	[1]	American Woodmark Corp.	103,638
966		Bassett Furniture Industries, Inc.	28,893
1,925	[1]	Select Comfort Corp.	40,541
		TOTAL	173,072
		Generic Drugs—0.5%
7,363	[1]	Cytokinetics, Inc.	56,695
3,436	[1]	Lannett Co., Inc.	87,652
		TOTAL	144,347
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Grocery Chain—0.4%
291		Casey's General Stores, Inc.	$35,136
2,120		Ingles Markets, Inc., Class A	81,323
		TOTAL	116,459
		Health Care Equipment & Supplies—1.8%
2,056	[1]	Cardiovascular Systems, Inc.	17,373
13,357		LeMaitre Vascular, Inc.	195,012
7,351	[1]	Masimo Corp.	270,150
		TOTAL	482,535
		Health Care Providers & Services—1.2%
3,366	[1]	PRA Health Sciences, Inc.	145,008
4,851	[1]	PharMerica Corp.	144,026
6,040	[1]	Radnet, Inc.	36,119
		TOTAL	325,153
		Home Building—0.2%
2,062		M.D.C. Holdings, Inc.	44,869
		Home Health Care—2.3%
6,418	[1]	Amedisys, Inc.	229,444
11,517	[1]	Cross Country Healthcare, Inc.	165,845
5,884	[1]	LHC Group, Inc.	223,121
		TOTAL	618,410
		Hotels and Motels—0.4%
5,823	[1]	Boyd Gaming Corp.	103,708
		Industrial Machinery—0.1%
1,794	[1]	Rexnord Corp.	29,368
		Insurance—0.3%
3,739		Employers Holdings, Inc.	93,138
		International Bank—0.3%
2,800		Preferred Bank Los Angeles, CA	91,000
		Internet & Catalog Retail—0.1%
3,843	[1]	RetailMeNot, Inc.	34,971
		Internet Services—1.1%
21,830		EarthLink Network, Inc.	129,233
8,842	[1]	Web.com Group, Inc.	166,495
		TOTAL	295,728
		Internet Software & Services—0.2%
962	[1]	LogMeIn, Inc.	50,255
		IT Services—0.3%
1,211	[1]	Luxoft Holding, Inc.	90,922
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Life Insurance—1.0%
8,557		American Equity Investment Life Holding Co.	$155,652
2,508		Primerica, Inc.	112,885
		TOTAL	268,537
		Life Sciences Tools & Services—0.1%
3,865	[1]	Fluidigm Corp.	25,934
		Machined Parts Original Equipment Manufacturers—0.4%
38,558		Titan International, Inc.	115,674
		Maritime—0.2%
11,820		DHT Maritime, Inc.	68,320
		Medical Supplies—1.1%
1,597	[1]	ICU Medical, Inc.	153,711
2,463	[1]	Merit Medical Systems, Inc.	40,763
2,806	[1]	Orthofix International NV	110,753
		TOTAL	305,227
		Medical Technology—0.9%
773	[1]	Abiomed, Inc.	65,960
5,260	[1]	Natus Medical, Inc.	185,573
		TOTAL	251,533
		Metal Fabrication—0.8%
25,247		Timken Co.	227,475
		Metals & Mining—0.5%
87,932	[1]	Cloud Peak Energy, Inc.	131,898
		Mini-Mill Producer—0.2%
4,197		Commercial Metals Corp.	58,422
		Miscellaneous Communications—2.1%
11,280	[1]	FairPoint Communications, Inc.	169,200
23,150		West Corp.	419,246
		TOTAL	588,446
		Miscellaneous Components—0.3%
5,610	[1]	Qlogic Corp.	71,920
		Mortgage and Title—0.3%
13,315	[1]	MGIC Investment Corp.	88,145
		Mortgage Banks—1.2%
3,616	[1]	Altisource Portfolio Solutions S.A.	104,502
3,229	[1]	LendingTree, Inc.	237,945
		TOTAL	342,447
		Multi-Industry Capital Goods—0.6%
2,753	[1]	DXP Enterprises, Inc.	43,167
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Multi-Industry Capital Goods—continued
4,289	[1]	Lydall, Inc.	$121,164
		TOTAL	164,331
		Office Furniture—0.6%
6,311		Miller Herman, Inc.	161,688
		Office Supplies—1.0%
20,158	[1]	Acco Brands Corp.	122,359
7,615		Ennis Business Forms, Inc.	152,072
		TOTAL	274,431
		Offshore Driller—1.2%
40,362		Atwood Oceanics, Inc.	247,419
13,234		Tidewater, Inc.	70,273
		TOTAL	317,692
		Oil Refiner—0.4%
3,127		Alon USA Energy, Inc.	39,338
1,837		Western Refining, Inc.	60,437
		TOTAL	99,775
		Oil Service, Explore & Drill—1.0%
12,662	[1]	Archrock, Inc.	75,972
44,273	[1]	Gulfmark Offshore, Inc.	167,795
29,879	[1]	Pioneer Energy Services Corp.	40,934
		TOTAL	284,701
		Other Communications Equipment—0.8%
5,607	[1]	Netgear, Inc.	209,534
		Other Tobacco Products—0.5%
3,153		Schweitzer-Mauduit International, Inc.	132,426
		Outpatient Clinics—0.9%
3,538	[1]	Amsurg Corp.	258,946
		Personal Loans—1.1%
5,787		Cash America International, Inc.	173,263
4,373	[1]	Ezcorp, Inc., Class A	13,294
4,369	[1]	World Acceptance Corp.	126,439
		TOTAL	312,996
		Personnel Agency—0.7%
6,478	[1]	AMN Healthcare Services, Inc.	182,485
		Pharmaceuticals—0.2%
5,197	[1]	Sucampo Pharmaceuticals, Inc., Class A	65,742
		Printed Circuit Boards—0.2%
8,930	[1]	Sigma Designs, Inc.	59,206
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Printing—1.4%
37,639		Quad Graphics, Inc.	$379,401
		Property Liability Insurance—2.8%
2,022		Federated National Holding Co.	50,024
3,791		HCI Group, Inc.	126,051
7,640		Heritage Insurance Holdings, Inc.	151,425
7,056		Selective Insurance Group, Inc.	220,923
11,393		Universal Insurance Holdings, Inc.	213,505
		TOTAL	761,928
		Recreational Goods—0.4%
4,729	[1]	Smith & Wesson Holding Corp.	101,957
		Recreational Vehicles—0.3%
7,431		Arctic Cat, Inc.	91,476
		Regional Banks—8.2%
2,992		1st Source Corp.	90,418
2,080		Arrow Financial Corp.	57,242
1,719		CNB Financial Corp.	31,269
1,388		Central Pacific Financial Corp.	29,079
1,739		Community Trust Bancorp, Inc.	60,587
6,156		Enterprise Financial Services Corp.	174,769
825	[1]	FCB Financial Holdings, Inc.	27,736
2,099		Financial Institutions, Inc.	57,617
19,248	[1]	First BanCorp	50,045
1,200		First Business Financial Services, Inc.	27,552
1,718		Flushing Financial Corp.	37,796
4,674		Great Southern Bancorp, Inc.	185,418
8,076		Great Western Bancorp, Inc.	210,945
8,694		Hancock Holding Co.	208,308
8,594		Heartland Financial USA, Inc.	257,390
3,017		Mercantile Bancorporation, Inc.	67,430
4,200		MidSouth Bancorp, Inc.	32,298
54,062		OFG Bancorp.	303,828
6,758		Old National Bancorp	83,258
2,981		Sandy Spring Bancorp, Inc.	79,295
5,246		Trustmark Corp.	113,523
5,316		Umpqua Holdings Corp.	76,976
		TOTAL	2,262,779
		Rubber—1.1%
8,539		Cooper Tire & Rubber Co.	311,332
Semi-Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Savings & Loan—1.9%
1,818		Berkshire Hills Bancorp, Inc.	$50,504
3,620	[1]	BofI Holding, Inc.	62,119
4,505		First Defiance Financial Corp.	175,380
3,368		WSFS Financial Corp.	97,874
6,514		Washington Federal, Inc.	139,074
		TOTAL	524,951
		Securities Brokerage—0.1%
797	[1]	Piper Jaffray Cos., Inc.	27,098
		Semiconductor Distribution—1.1%
1,923	[1]	Tyler Technologies, Inc.	302,026
		Semiconductor Manufacturing—1.6%
2,828	[1]	Cirrus Logic, Inc.	98,188
12,967	[1]	Integrated Device Technology, Inc.	330,399
		TOTAL	428,587
		Semiconductor Manufacturing Equipment—1.0%
16,386	[1]	Photronics, Inc.	195,649
2,646		Tessera Technologies, Inc.	76,258
		TOTAL	271,907
		Services to Medical Professionals—0.3%
1,400	[1]	Molina Healthcare, Inc.	76,874
		Shoes—0.9%
14,030		Wolverine World Wide, Inc.	237,247
		Software Packaged/Custom—2.0%
2,852		CSG Systems International, Inc.	99,649
3,231		Ebix, Inc.	110,242
2,913	[1]	Fleetmatics Group PLC	126,453
2,288	[1]	Paylocity Corp.	71,202
3,989	[1]	RealPage, Inc.	76,948
3,243	[1]	Rovi Corp.	63,109
		TOTAL	547,603
		Specialty Chemicals—1.0%
885		Chemed Corp.	124,183
2,711		KMG Chemicals, Inc.	62,516
14,086		Rayonier Advanced Materials, Inc.	98,602
		TOTAL	285,301
		Specialty Retailing—3.8%
7,920	[1]	Build-A-Bear Workshop, Inc.	103,594
6,583		Outerwall, Inc.	222,505
Semi-Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Specialty Retailing—continued
71,238		Pier 1 Imports, Inc.	$286,377
31,864		Stage Stores, Inc.	264,471
1,176	[1]	Stamps.com, Inc.	110,332
5,093	[1]	Wesco Aircraft Holdings, Inc.	57,500
		TOTAL	1,044,779
		Telecommunication Equipment & Services—2.3%
2,672	[1]	Dycom Industries, Inc.	177,047
2,780	[1]	Gigamon, Inc.	72,697
13,601	[1]	NeuStar, Inc., Class A	334,313
5,324	[1]	Polycom, Inc.	54,251
		TOTAL	638,308
		Telecommunication Services—1.0%
82,553	[1]	Intelsat SA	275,727
		Telephone Utility—0.2%
8,507	[1]	Cincinnati Bell, Inc.	27,563
5,400	[1]	Windstream Holdings, Inc.	31,158
		TOTAL	58,721
		Textiles Apparel & Luxury Goods—0.6%
34,096	[1]	Vince Holding Corp.	176,276
		Truck Manufacturing—1.1%
20,266	[1]	Navistar International Corp.	147,334
14,288	[1]	Wabash National Corp.	158,025
		TOTAL	305,359
		Undesignated Consumer Cyclicals—1.9%
1,629		Convergys Corp.	39,813
1,813	[1]	Euronet Worldwide, Inc.	144,623
20,869		Rent-A-Center, Inc.	284,236
4,928		Weight Watchers International, Inc.	62,536
		TOTAL	531,208
		Undesignated Consumer Staples—1.3%
7,467		Medifast, Inc.	216,767
1,028	[1]	USANA, Inc.	130,453
		TOTAL	347,220
		TOTAL COMMON STOCKS (IDENTIFIED COST $32,352,223)	26,996,747
Semi-Annual Shareholder Report
11

Shares			Value
		INVESTMENT COMPANY—1.7%
458,984	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.35%[3] (AT NET ASSET VALUE)	$458,984
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $32,811,207)[4]	27,455,731
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	46,175
		TOTAL NET ASSETS—100%	$27,501,906
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
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12

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.66	$15.07	$13.70	$9.52	$9.88	$7.55
Income From Investment Operations:
Net investment income (loss)	0.01[1]	(0.05)[1]	(0.12)[1]	(0.01)[1]	(0.06)[1]	(0.09)[1]
Net realized and unrealized gain (loss) on investments	(2.01)	1.57	1.49	4.19	(0.30)	2.42
TOTAL FROM INVESTMENT OPERATIONS	(2.00)	1.52	1.37	4.18	(0.36)	2.33
Less Distributions:
Distributions from net realized gain on investments	(1.63)	(0.93)	—	—	—	—
Net Asset Value, End of Period	$12.03	$15.66	$15.07	$13.70	$9.52	$9.88
Total Return[2]	(13.92)%	10.22%	10.00%	43.91%	(3.64)%	30.86%
Ratios to Average Net Assets:
Net expenses	1.13%[3]	1.48%	1.70%	1.70%	1.71%	1.75%
Net investment income (loss)	0.11%[3]	(0.35)%	(0.77)%	(0.05)%	(0.65)%	(0.96)%
Expense waiver/reimbursement[4]	1.14%[3]	0.76%	0.52%	1.09%	4.24%	3.75%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,499	$7,160	$5,346	$3,694	$2,550	$3,469
Portfolio turnover	90%	166%	174%	184%	200%	210%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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13

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$14.48	$14.10	$12.91	$9.04	$9.45	$7.28
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.16)[1]	(0.21)[1]	(0.09)[1]	(0.12)[1]	(0.15)[1]
Net realized and unrealized gain (loss) on investments	(1.85)	1.47	1.40	3.96	(0.29)	2.32
TOTAL FROM INVESTMENT OPERATIONS	(1.89)	1.31	1.19	3.87	(0.41)	2.17
Less Distributions:
Distributions from net realized gain on investments	(1.63)	(0.93)	—	—	—	—
Net Asset Value, End of Period	$10.96	$14.48	$14.10	$12.91	$9.04	$9.45
Total Return[2]	(14.30)%	9.41%	9.22%	42.81%	(4.34)%	29.81%
Ratios to Average Net Assets:
Net expenses	1.88%[3]	2.28%	2.45%	2.45%	2.46%	2.50%
Net investment income (loss)	(0.64)%[3]	(1.11)%	(1.50)%	(0.81)%	(1.41)%	(1.70)%
Expense waiver/reimbursement[4]	1.14%[3]	0.72%	0.54%	1.11%	4.24%	3.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,642	$3,031	$3,338	$2,636	$2,358	$2,978
Portfolio turnover	90%	166%	174%	184%	200%	210%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.04	$15.38	$13.94	$9.67	$10.00	$7.63
Income From Investment Operations:
Net investment income (loss)	0.03[1]	(0.02)[1]	(0.08)[1]	0.03[1]	(0.04)[1]	(0.06)[1]
Net realized and unrealized gain (loss) on investments	(2.07)	1.61	1.52	4.24	(0.29)	2.43
TOTAL FROM INVESTMENT OPERATIONS	(2.04)	1.59	1.44	4.27	(0.33)	2.37
Less Distributions:
Distributions from net realized gain on investments	(1.63)	(0.93)	—	—	—	—
Net Asset Value, End of Period	$12.37	$16.04	$15.38	$13.94	$9.67	$10.00
Total Return[2]	(13.84)%	10.48%	10.33%	44.16%	(3.30)%	31.06%
Ratios to Average Net Assets:
Net expenses	0.88%[3]	1.26%	1.45%	1.45%	1.46%	1.50%
Net investment income (loss)	0.36%[3]	(0.11)%	(0.51)%	0.23%	(0.44)%	(0.71)%
Expense waiver/reimbursement[4]	1.14%[3]	0.74%	0.52%	1.10%	3.77%	3.79%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,361	$20,504	$21,486	$14,084	$11,650	$4,836
Portfolio turnover	90%	166%	174%	184%	200%	210%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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15

Statement of Assets and Liabilities
January 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $458,984 of investment in an affiliated holding (Note 5) (identified cost $32,811,207)		$27,455,731
Income receivable		16,402
Receivable for investments sold		423,366
Receivable for shares sold		56,557
TOTAL ASSETS		27,952,056
Liabilities:
Payable for investments purchased	$362,641
Payable for shares redeemed	33,379
Payable to adviser (Note 5)	454
Payable for portfolio accounting fees	22,773
Payable for distribution services fee (Note 5)	1,684
Payable for other service fees (Notes 2 and 5)	5,491
Payable for share registration costs	14,144
Accrued expenses (Note 5)	9,584
TOTAL LIABILITIES		450,150
Net assets for 2,267,522 shares outstanding		$27,501,906
Net Assets Consist of:
Paid-in capital		$35,356,122
Net unrealized depreciation of investments		(5,355,476)
Accumulated net realized loss on investments		(2,529,470)
Undistributed net investment income		30,730
TOTAL NET ASSETS		$27,501,906
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16

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($7,498,873 ÷ 623,500 shares outstanding), no par value, unlimited shares authorized	$12.03
Offering price per share (100/94.50 of $12.03)	$12.73
Redemption proceeds per share	$12.03
Class C Shares:
Net asset value per share ($2,641,684 ÷ 240,922 shares outstanding), no par value, unlimited shares authorized	$10.96
Offering price per share	$10.96
Redemption proceeds per share (99/100 of $10.96)	$10.85
Institutional Shares:
Net asset value per share ($17,361,349 ÷ 1,403,100 shares outstanding), no par value, unlimited shares authorized	$12.37
Offering price per share	$12.37
Redemption proceeds per share	$12.37
See Notes which are an integral part of the Financial Statements
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17

Statement of Operations
Six Months Ended January 31, 2016 (unaudited)
Investment Income:
Dividends (including $576 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $968)		$187,861
Expenses:
Investment adviser fee (Note 5)	$172,911
Administrative fee (Note 5)	11,765
Custodian fees	11,658
Transfer agent fee	20,787
Directors'/Trustees' fees (Note 5)	863
Auditing fees	12,300
Legal fees	4,047
Portfolio accounting fees	33,805
Distribution services fee (Note 5)	10,926
Other service fees (Notes 2 and 5)	13,155
Share registration costs	20,611
Printing and postage	9,664
Miscellaneous (Note 5)	5,738
TOTAL EXPENSES	328,230
Waiver/reimbursement of investment adviser fee (Note 5)	(171,099)
Net expenses		157,131
Net investment income		30,730
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		1,229,694
Net change in unrealized appreciation of investments		(5,768,253)
Net realized and unrealized loss on investments		(4,538,559)
Change in net assets resulting from operations		$(4,507,829)
See Notes which are an integral part of the Financial Statements
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18

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$30,730	$(79,268)
Net realized gain on investments	1,229,694	3,442,659
Net change in unrealized appreciation/depreciation of investments	(5,768,253)	(418,792)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(4,507,829)	2,944,599
Distributions to Shareholders:
Distributions from net realized gain on investments
Class A Shares	(924,111)	(330,893)
Class C Shares	(354,574)	(208,105)
Institutional Shares	(2,077,286)	(1,153,048)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,355,971)	(1,692,046)
Share Transactions:
Proceeds from sale of shares	7,362,530	6,991,073
Net asset value of shares issued to shareholders in payment of distributions declared	3,230,590	1,610,014
Cost of shares redeemed	(5,922,286)	(9,329,278)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,670,834	(728,191)
Change in net assets	(3,192,966)	524,362
Net Assets:
Beginning of period	30,694,872	30,170,510
End of period (including undistributed net investment income of $30,730 and $0, respectively)	$27,501,906	$30,694,872
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Notes to Financial Statements
January 31, 2016 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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20

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
Semi-Annual Shareholder Report
21

additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes. The detail of total fund expense waivers of $171,099 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$9,513
Class C Shares	3,642
TOTAL	$13,155
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22

Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	189,513	$2,790,748	195,981	$3,035,389
Shares issued to shareholders in payment of distributions declared	67,053	904,542	20,829	317,649
Shares redeemed	(90,293)	(1,208,560)	(114,348)	(1,754,885)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	166,273	$2,486,730	102,462	$1,598,153
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23

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	48,934	$665,286	42,094	$604,168
Shares issued to shareholders in payment of distributions declared	22,980	282,655	11,327	160,392
Shares redeemed	(40,309)	(537,642)	(80,851)	(1,175,191)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	31,605	$410,299	(27,430)	$(410,631)

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	261,030	$3,906,496	212,197	$3,351,516
Shares issued to shareholders in payment of distributions declared	147,325	2,043,393	72,562	1,131,973
Shares redeemed	(283,335)	(4,176,084)	(403,797)	(6,399,202)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	125,020	$1,773,805	(119,038)	$(1,915,713)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	322,898	$4,670,834	(44,006)	$(728,191)
4. FEDERAL TAX INFORMATION
At January 31, 2016, the cost of investments for federal tax purposes was $32,811,207. The net unrealized depreciation of investments for federal tax purposes was $5,355,476. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,440,417 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,795,893.
At July 31, 2015, the Fund had a capital loss carryforward of $805,911 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$805,911	NA	$805,911
Semi-Annual Shareholder Report
24

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the Adviser voluntarily waived $170,736 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$10,926
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2016, FSC retained $1,117 of fees paid by the Fund. For the six months ended January 31, 2016, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this upon approval of the Trustees.
Other Service Fees
For the six months ended January 31, 2016, FSSC received $120 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2016, FSC retained $841 in sales charges from the sale of Class A Shares. FSC also retained $340 of CDSC relating to redemptions of Class C Shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.88% and 0.88% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2016, the Adviser reimbursed $363. Transactions involving the affiliated holding during the six months ended January 31, 2016, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2015	630,062
Purchases/Additions	7,105,357
Sales/Reductions	(7,276,435)
Balance of Shares Held 1/31/2016	458,984
Value	$458,984
Dividend Income	$576
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2016, were as follows:
Purchases	$27,783,080
Sales	$26,343,080
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the program was not utilized.
9. SUBSEQUENT EVENTS
On February 10, 2016, the Trustees approved adding Class R6 Shares to the Fund which is expected to become effective the second quarter of 2016.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events have occurred that require disclosure.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$860.80	$5.29
Class C Shares	$1,000	$857.00	$8.78
Institutional Shares	$1,000	$861.60	$4.12
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.46	$5.74
Class C Shares	$1,000	$1,015.69	$9.53
Institutional Shares	$1,000	$1,020.71	$4.47
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class C Shares	1.88%
Institutional Shares	0.88%
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Evaluation and Approval of Advisory Contract–May 2015
Federated MDT Small Cap Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing
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different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group and the Fund's performance fell below the median of the relevant peer group for the one-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and outperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In
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addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry
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guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated MDT Small Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R817
CUSIP 31421R791
CUSIP 31421R783
36359 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2016
Share Class	Ticker
A	QASGX
B	QBSGX
C	QCSGX
Institutional	QISGX

Federated MDT Small Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2015 through January 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2016, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Software Packaged/Custom	5.7%
Biotechnology	4.9%
Specialty Retailing	4.3%
Health Care Equipment & Supplies	4.0%
Telecommunication Equipment & Services	3.4%
Specialty Chemicals	3.1%
Semiconductor Manufacturing	2.9%
Clothing Stores	2.7%
Airline - Regional	2.4%
Home Health Care	2.4%
Auto Original Equipment Manufacturers	2.3%
Apparel	2.2%
Internet Services	2.0%
Property Liability Insurance	2.0%
Undesignated Consumer Cyclicals	2.0%
Dairy Products	1.9%
Life Sciences Tools & Services	1.9%
Undesignated Consumer Staples	1.9%
Home Products	1.8%
IT Services	1.7%
Semiconductor Distribution	1.6%
Building Materials	1.5%
Medical Technology	1.5%
Shoes	1.4%
Diversified Leisure	1.3%
Resorts	1.3%
Services to Medical Professionals	1.3%
Consumer Finance	1.2%
Medical Supplies	1.2%
Personnel Agency	1.2%
Textiles Apparel & Luxury Goods	1.2%
Financial Services	1.1%
Generic Drugs	1.1%
Hotels and Motels	1.0%
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Industry Composition	Percentage of Total Net Assets
Pharmaceuticals	1.0%
Recreational Goods	1.0%
Other[2]	23.4%
Cash Equivalents[3]	2.3%
Other Assets and Liabilities—Net[4]	(1.1)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
January 31, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—98.8%
		Airline - Regional—2.4%
2,856		Alaska Air Group, Inc.	$201,062
549		Allegiant Travel Co.	88,098
28,008	[1]	Hawaiian Holdings, Inc.	986,162
10,236	[1]	Virgin America, Inc.	315,781
		TOTAL	1,591,103
		Apparel—2.2%
38,822	[1]	Express, Inc.	658,421
11,000	[1]	Iconix Brand Group, Inc.	73,040
3,175		Oxford Industries, Inc.	221,806
30,022	[1]	Zumiez, Inc.	543,698
		TOTAL	1,496,965
		Auto Original Equipment Manufacturers—2.3%
24,043	[1]	American Axle & Manufacturing Holdings, Inc.	308,231
77,507	[1]	Commercial Vehicle Group, Inc.	240,272
13,328		Dana Holding Corp.	158,470
48,059	[1]	Meritor, Inc.	328,243
5,904	[1]	Stoneridge, Inc.	66,774
3,257	[1]	Tenneco, Inc.	124,450
13,943		Tower International, Inc.	320,968
		TOTAL	1,547,408
		Biotechnology—4.9%
6,418	[1]	Acorda Therapeutics, Inc.	236,311
66,124	[1]	Aegerion Pharmaceuticals, Inc.	468,158
6,141	[1]	Anika Therapeutics, Inc.	231,024
10,548	[1]	Cambrex Corp.	365,383
1,012	[1]	Eagle Pharmaceuticals, Inc.	72,763
9,266	[1]	Emergent Biosolutions, Inc.	339,136
65,334	[1]	Geron Corp.	199,269
4,285	[1]	Heska Corp.	160,088
10,863	[1]	INSYS Therapeutics, Inc.	188,473
4,313	[1]	Luminex Corp.	82,766
9,162	[1]	Myriad Genetics, Inc.	357,043
1,958	[1]	Neurocrine Biosciences, Inc.	83,313
64,851	[1]	Orexigen Therapeutics, Inc.	118,677
84,021		PDL BioPharma, Inc.	263,829
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Shares			Value
		COMMON STOCKS—continued
		Biotechnology—continued
18,162	[1]	Sangamo BioSciences, Inc.	$109,880
		TOTAL	3,276,113
		Broadcasting—0.5%
9,284		Sinclair Broadcast Group, Inc.	306,372
		Building Materials—1.5%
25,175	[1]	Nortek, Inc.	981,573
		Carpets—0.5%
19,808		Interface, Inc.	334,557
		Clothing Stores—2.7%
28,732		American Eagle Outfitters, Inc.	420,636
2,390		Buckle, Inc.	67,924
25,384		Chicos Fas, Inc.	263,740
78,527		Mens Wearhouse, Inc.	1,076,605
		TOTAL	1,828,905
		Cogeneration—0.0%
4,028	[1]	Rentech, Inc.	7,855
		Computer Networking—0.7%
11,688	[1]	Cray, Inc.	460,390
		Computer Peripherals—0.6%
46,281	[1]	Zagg, Inc.	426,711
		Computer Services—0.3%
3,784	[1]	Manhattan Associates, Inc.	218,148
		Computer Stores—0.2%
6,322	[1]	Insight Enterprises, Inc.	149,389
		Consumer Finance—1.2%
129,724	[1]	Enova International, Inc.	722,563
2,179	[1]	PRA Group, Inc.	64,825
		TOTAL	787,388
		Contracting—0.3%
7,422		Comfort Systems USA, Inc.	210,339
		Cosmetics & Toiletries—0.4%
3,224	[1]	Helen of Troy Ltd.	288,129
		Crude Oil & Gas Production—0.7%
218,674	[1]	Ultra Petroleum Corp.	494,203
		Dairy Products—1.9%
10,776		Cal-Maine Foods, Inc.	543,865
35,493		Dean Foods Co.	709,150
		TOTAL	1,253,015
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Defense Aerospace—0.2%
7,587	[1]	Ducommun, Inc.	$112,288
		Discount Department Stores—0.8%
100,435	[1]	Tuesday Morning Corp.	559,423
		Diversified Leisure—1.3%
32,072	[1]	Isle of Capri Casinos, Inc.	406,032
15,378	[1]	Pinnacle Entertainment, Inc.	469,644
		TOTAL	875,676
		Education & Training Services—0.1%
3,960	[1]	American Public Education, Inc.	62,489
		Electric & Electronic Original Equipment Manufacturers—0.8%
7,563	[1]	Generac Holdings, Inc.	214,940
28,630		General Cable Corp.	335,544
		TOTAL	550,484
		Electronic Instruments—0.7%
48,954	[1]	Ixia	468,490
		Electronics Stores—0.3%
3,840	[1]	REX American Resources Corp.	205,171
		Energy Equipment & Services—0.3%
81,470	[1]	FMSA Holdings, Inc.	199,601
		Financial Services—1.1%
11,216		Deluxe Corp.	626,974
3,490	[1]	Encore Capital Group, Inc.	79,991
		TOTAL	706,965
		Food Wholesaling—0.2%
1,900		Core-Mark Holding Co., Inc.	154,451
		Furniture—0.9%
4,839	[1]	American Woodmark Corp.	333,891
6,897		Bassett Furniture Industries, Inc.	206,289
2,730		Ethan Allen Interiors, Inc.	72,891
		TOTAL	613,071
		Generic Drugs—1.1%
44,122	[1]	Cytokinetics, Inc.	339,740
16,483	[1]	Lannett Co., Inc.	420,481
		TOTAL	760,221
		Grocery Chain—0.3%
1,404		Casey's General Stores, Inc.	169,519
		Health Care Equipment & Supplies—4.0%
32,218	[1]	Cardiovascular Systems, Inc.	272,242
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Health Care Equipment & Supplies—continued
3,700	[1]	Globus Medical, Inc.	$92,315
4,587	[1]	Inogen, Inc.	152,472
5,897	[1]	Insulet Corp.	195,663
16,815	[1]	iRadimed Corp.	327,052
11,907	[1]	Lantheus Holdings, Inc.	25,838
31,107		LeMaitre Vascular, Inc.	454,162
26,028	[1]	Masimo Corp.	956,529
36,232	[1]	RTI Surgical, Inc.	116,305
4,642	[1]	Zeltiq Aesthetics, Inc.	107,787
		TOTAL	2,700,365
		Health Care Providers & Services—0.7%
10,368	[1]	PRA Health Sciences, Inc.	446,653
		Home Health Care—2.4%
21,536	[1]	Amedisys, Inc.	769,912
42,759	[1]	Cross Country Healthcare, Inc.	615,729
3,205	[1]	Wellcare Health Plans, Inc.	243,516
		TOTAL	1,629,157
		Home Products—1.8%
57,834		Libbey, Inc.	925,344
6,149		Tupperware Brands Corp.	285,498
		TOTAL	1,210,842
		Hotels and Motels—1.0%
37,602	[1]	Boyd Gaming Corp.	669,692
		Hotels Restaurants & Leisure—0.6%
3,850	[1]	Dave & Buster's Entertainment, Inc.	139,640
14,860	[1]	Diamond Resorts International, Inc.	273,721
		TOTAL	413,361
		Industrial Machinery—0.3%
8,733	[1]	Rexnord Corp.	142,959
3,542		Twin Disc, Inc.	40,521
		TOTAL	183,480
		Internet Services—2.0%
71,612		EarthLink Network, Inc.	423,943
3,825		j2 Global, Inc.	277,351
32,784	[1]	Web.com Group, Inc.	617,323
		TOTAL	1,318,617
		Internet Software & Services—0.9%
11,095	[1]	Cornerstone OnDemand, Inc.	340,505
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Internet Software & Services—continued
5,336	[1]	LogMeIn, Inc.	$278,753
		TOTAL	619,258
		IT Services—1.7%
4,448	[1]	Cardtronics, Inc.	137,043
7,854	[1]	Globant SA	238,919
19,503		Hackett Group, Inc.	288,059
5,088	[1]	Luxoft Holding, Inc.	382,007
5,720		Travelport Worldwide Ltd.	62,291
		TOTAL	1,108,319
		Jewelry Stores—0.4%
10,436		Movado Group, Inc.	268,205
		Life Sciences Tools & Services—1.9%
65,365	[1]	Fluidigm Corp.	438,599
20,123	[1]	INC Research Holdings, Inc.	847,782
		TOTAL	1,286,381
		Machinery—0.6%
20,482		Global Brass & Copper Holdings, Inc.	424,182
		Medical Supplies—1.2%
4,896	[1]	ICU Medical, Inc.	471,240
18,013	[1]	NxStage Medical, Inc.	340,806
		TOTAL	812,046
		Medical Technology—1.5%
3,817	[1]	Abiomed, Inc.	325,705
20,140	[1]	Natus Medical, Inc.	710,539
		TOTAL	1,036,244
		Metal Fabrication—0.1%
3,191		Worthington Industries, Inc.	97,613
		Metals & Mining—0.1%
16,880		SunCoke Energy, Inc.	63,806
		Miscellaneous Communications—0.9%
13,743	[1]	FairPoint Communications, Inc.	206,145
22,828		West Corp.	413,415
		TOTAL	619,560
		Miscellaneous Components—0.4%
9,018	[1]	Microsemi Corp.	285,871
		Miscellaneous Machinery—0.3%
4,479		John Bean Technologies Corp.	205,183
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Mortgage and Title—0.3%
30,798	[1]	MGIC Investment Corp.	$203,883
		Mortgage Banks—0.8%
7,537	[1]	LendingTree, Inc.	555,402
		Multi-Industry Capital Goods—0.2%
7,258	[1]	DXP Enterprises, Inc.	113,805
		Mutual Fund Adviser—0.4%
9,100		GAMCO Investors, Inc., Class A	264,628
		Office Furniture—0.9%
10,520		Knoll, Inc.	193,042
14,110		Miller Herman, Inc.	361,498
3,849		Steelcase, Inc., Class A	49,113
		TOTAL	603,653
		Office Supplies—0.1%
2,312		Essendant, Inc.	69,036
		Oil Refiner—0.3%
5,280		Western Refining, Inc.	173,712
		Oil Service, Explore & Drill—0.2%
41,498	[1]	PetroQuest Energy, Inc.	19,504
58,262	[1]	Pioneer Energy Services Corp.	79,819
		TOTAL	99,323
		Optical Reading Equipment—0.3%
11,149	[1]	Newport Corp.	169,799
		Other Communications Equipment—0.5%
8,124	[1]	Netgear, Inc.	303,594
		Packaged Foods—0.2%
3,866	[1]	United Natural Foods, Inc.	135,387
		Paper Products—0.1%
1,733	[1]	Clearwater Paper Corp.	67,864
		Personal Loans—0.6%
5,177		Cash America International, Inc.	154,999
9,565	[1]	World Acceptance Corp.	276,811
		TOTAL	431,810
		Personnel Agency—1.2%
23,323	[1]	AMN Healthcare Services, Inc.	657,009
4,337		Korn/Ferry International	133,623
		TOTAL	790,632
		Pharmaceuticals—1.0%
3,441	[1]	Anacor Pharmaceuticals, Inc.	258,522
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Pharmaceuticals—continued
11,380	[1]	Innoviva, Inc.	$114,028
22,624	[1]	Sucampo Pharmaceuticals, Inc., Class A	286,194
		TOTAL	658,744
		Property Liability Insurance—2.0%
3,255		Employers Holdings, Inc.	81,082
11,307		HCI Group, Inc.	375,958
14,649		Heritage Insurance Holdings, Inc.	290,343
29,997		Universal Insurance Holdings, Inc.	562,144
		TOTAL	1,309,527
		Railroad—0.2%
6,396		Greenbrier Cos., Inc.	165,401
		Real Estate Management & Development—0.7%
15,919	[1]	Altisource Portfolio Solutions S.A.	460,059
		Recreational Goods—1.0%
10,225	[1]	Nautilus, Inc.	199,183
21,204	[1]	Smith & Wesson Holding Corp.	457,158
		TOTAL	656,341
		Recreational Vehicles—0.4%
23,097		Arctic Cat, Inc.	284,324
		Resorts—1.3%
6,671		Marriott Vacations Worldwide Corp.	329,481
4,151		Vail Resorts, Inc.	518,875
		TOTAL	848,356
		Road & Rail—0.6%
51,143	[1]	Roadrunner Transportation Systems, Inc.	405,053
		Semiconductor Distribution—1.6%
6,823	[1]	Tyler Technologies, Inc.	1,071,620
		Semiconductor Manufacturing—2.9%
16,046	[1]	Cirrus Logic, Inc.	557,117
45,749	[1]	Integrated Device Technology, Inc.	1,165,685
3,597		Monolithic Power Systems	225,064
		TOTAL	1,947,866
		Semiconductor Manufacturing Equipment—0.6%
12,095		Tessera Technologies, Inc.	348,578
7,155	[1]	Xcerra Corp.	39,209
		TOTAL	387,787
		Services to Medical Professionals—1.3%
8,546	[1]	Molina Healthcare, Inc.	469,261
Semi-Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Services to Medical Professionals—continued
7,624	[1]	WebMD Health Corp., Class A	$389,662
		TOTAL	858,923
		Shoes—1.4%
56,130		Wolverine World Wide, Inc.	949,158
		Software Packaged/Custom—5.7%
61,442	[1]	Barracuda Networks, Inc.	650,056
13,225		CSG Systems International, Inc.	462,082
11,114		Ebix, Inc.	379,210
1,636	[1]	Ellie Mae, Inc.	114,242
11,930	[1]	Fleetmatics Group PLC	517,881
4,848	[1]	Imperva, Inc.	249,963
392	[1]	MicroStrategy, Inc., Class A	67,624
9,534	[1]	Paylocity Corp.	296,698
6,336		Pegasystems, Inc.	148,896
4,449	[1]	Perficient, Inc.	84,753
20,904	[1]	RealPage, Inc.	403,238
13,344	[1]	Sapiens International Corp. NV	134,241
13,168	[1]	VASCO Data Security International, Inc.	204,104
3,510	[1]	Verint Systems, Inc.	128,501
		TOTAL	3,841,489
		Specialty Chemicals—3.1%
3,655		Chemed Corp.	512,870
24,480		KMG Chemicals, Inc.	564,509
3,530	[1]	Koppers Holdings, Inc.	59,763
37,843	[1]	LSB Industries, Inc.	211,921
5,079		Minerals Technologies, Inc.	208,188
20,531	[1]	Trinseo SA	488,432
		TOTAL	2,045,683
		Specialty Retailing—4.3%
5,846		Big Lots, Inc.	226,708
23,375	[1]	Build-A-Bear Workshop, Inc.	305,745
42,580	[1]	Container Store Group, Inc.	183,946
9,938	[1]	Hibbett Sports, Inc.	319,606
17,708	[1]	Kirkland's, Inc.	209,486
20,412		Outerwall, Inc.	689,925
236,752		Pier 1 Imports, Inc.	951,743
		TOTAL	2,887,159
Semi-Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Telecommunication Equipment & Services—3.4%
10,864	[1]	Dycom Industries, Inc.	$719,849
18,348	[1]	Gigamon, Inc.	479,800
31,608	[1]	NeuStar, Inc., Class A	776,924
24,668	[1]	Polycom, Inc.	251,367
13,827	[1]	Sonus Networks, Inc.	82,962
		TOTAL	2,310,902
		Telephone Utility—0.1%
15,033	[1]	Windstream Holdings, Inc.	86,740
		Textiles Apparel & Luxury Goods—1.2%
152,063	[1]	Vince Holding Corp.	786,166
		Thrifts & Mortgage Finance—0.3%
13,584	[1]	BofI Holding, Inc.	233,101
		Truck Manufacturing—0.7%
39,862	[1]	Wabash National Corp.	440,874
		Trucking—0.3%
8,544	[1]	Saia, Inc.	182,756
		Undesignated Consumer Cyclicals—2.0%
6,868	[1]	Euronet Worldwide, Inc.	547,860
7,980	[1]	Parexel International Corp.	510,401
23,090		Weight Watchers International, Inc.	293,012
		TOTAL	1,351,273
		Undesignated Consumer Staples—1.9%
18,778	[1]	Array BioPharma, Inc.	58,024
23,609		Medifast, Inc.	685,369
10,164		Nutri/System, Inc.	201,349
2,784	[1]	USANA, Inc.	353,290
		TOTAL	1,298,032
		Wireless Communications—0.3%
4,657		InterDigital, Inc.	209,751
		Wireless Telecommunication Services—0.2%
6,251	[1]	RingCentral, Inc.	136,397
		TOTAL COMMON STOCKS (IDENTIFIED COST $76,903,883)	66,291,257
Semi-Annual Shareholder Report
11

Shares			Value
		INVESTMENT COMPANY—2.3%
1,568,081	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.35%[3] (AT NET ASSET VALUE)	$1,568,081
		TOTAL INVESTMENTS—101.1% (IDENTIFIED COST $78,471,964)[4]	67,859,338
		OTHER ASSETS AND LIABILITIES - NET—(1.1)%[5]	(762,822)
		TOTAL NET ASSETS—100%	$67,096,516
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$20.49	$17.39	$16.12	$11.93	$12.12	$8.74
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.12)[1]	(0.18)[1]	(0.07)[1]	(0.09)[1]	(0.13)[1]
Net realized and unrealized gain (loss) on investments	(2.85)	3.22	1.45	4.26	(0.10)	3.51
TOTAL FROM INVESTMENT OPERATIONS	(2.88)	3.10	1.27	4.19	(0.19)	3.38
Less Distributions:
Distributions from net realized gain on investments	(3.09)	—	—	—	—	—
Net Asset Value, End of Period	$14.52	$20.49	$17.39	$16.12	$11.93	$12.12
Total Return[2]	(15.89)%	17.83%	7.88%	35.12%	(1.57)%	38.67%
Ratios to Average Net Assets:
Net expenses	1.13%[3]	1.54%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	(0.37)%[3]	(0.66)%	(1.05)%	(0.49)%	(0.79)%	(1.18)%
Expense waiver/reimbursement[4]	1.01%[3]	0.61%	0.43%	0.59%	1.04%	1.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,838	$32,136	$29,690	$30,187	$22,718	$25,634
Portfolio turnover	89%	121%	61%	88%	69%	154%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$19.51	$16.69	$15.58	$11.62	$11.90	$8.65
Income From Investment Operations:
Net investment income (loss)	(0.10)[1]	(0.25)[1]	(0.30)[1]	(0.17)[1]	(0.17)[1]	(0.21)[1]
Net realized and unrealized gain (loss) on investments	(2.69)	3.07	1.41	4.13	(0.11)	3.46
TOTAL FROM INVESTMENT OPERATIONS	(2.79)	2.82	1.11	3.96	(0.28)	3.25
Less Distributions:
Distributions from net realized gain on investments	(3.09)	—	—	—	—	—
Net Asset Value, End of Period	$13.63	$19.51	$16.69	$15.58	$11.62	$11.90
Total Return[2]	(16.24)%	16.90%	7.12%	34.08%	(2.35)%	37.57%
Ratios to Average Net Assets:
Net expenses	1.88%[3]	2.27%	2.50%	2.50%	2.50%	2.50%
Net investment income (loss)	(1.12)%[3]	(1.38)%	(1.79)%	(1.25)%	(1.55)%	(1.93)%
Expense waiver/reimbursement[4]	1.01%[3]	0.63%	0.43%	0.59%	1.06%	1.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,802	$2,327	$1,842	$2,016	$1,640	$2,541
Portfolio turnover	89%	121%	61%	88%	69%	154%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$19.03	$16.27	$15.19	$11.33	$11.60	$8.43
Income From Investment Operations:
Net investment income (loss)	(0.10)[1]	(0.25)[1]	(0.30)[1]	(0.16)[1]	(0.17)[1]	(0.21)[1]
Net realized and unrealized gain (loss) on investments	(2.61)	3.01	1.38	4.02	(0.10)	3.38
TOTAL FROM INVESTMENT OPERATIONS	(2.71)	2.76	1.08	3.86	(0.27)	3.17
Less Distributions:
Distributions from net realized gain on investments	(3.09)	—	—	—	—	—
Net Asset Value, End of Period	$13.23	$19.03	$16.27	$15.19	$11.33	$11.60
Total Return[2]	(16.23)%	16.96%	7.11%	34.07%	(2.33)%	37.60%
Ratios to Average Net Assets:
Net expenses	1.88%[3]	2.31%	2.50%	2.50%	2.50%	2.50%
Net investment income (loss)	(1.12)%[3]	(1.44)%	(1.79)%	(1.24)%	(1.54)%	(1.94)%
Expense waiver/reimbursement[4]	1.01%[3]	0.59%	0.43%	0.59%	1.04%	1.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,243	$3,571	$4,608	$4,912	$4,223	$4,663
Portfolio turnover	89%	121%	61%	88%	69%	154%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$21.01	$17.79	$16.44	$12.14	$12.31	$8.85
Income From Investment Operations:
Net investment income (loss)	(0.01)[1]	(0.08)[1]	(0.14)[1]	(0.03)[1]	(0.06)[1]	(0.10)[1]
Net realized and unrealized gain (loss) on investments	(2.93)	3.30	1.49	4.33	(0.11)	3.56
TOTAL FROM INVESTMENT OPERATIONS	(2.94)	3.22	1.35	4.30	(0.17)	3.46
Less Distributions:
Distributions from net realized gain on investments	(3.09)	—	—	—	—	—
Net Asset Value, End of Period	$14.98	$21.01	$17.79	$16.44	$12.14	$12.31
Total Return[2]	(15.77)%	18.10%	8.21%	35.42%	(1.38)%	39.10%
Ratios to Average Net Assets:
Net expenses	0.88%[3]	1.30%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	(0.12)%[3]	(0.43)%	(0.80)%	(0.24)%	(0.54)%	(0.92)%
Expense waiver/reimbursement[4]	1.01%[3]	0.60%	0.43%	0.59%	1.05%	1.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,214	$36,706	$37,253	$31,179	$26,233	$29,395
Portfolio turnover	89%	121%	61%	88%	69%	154%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities
January 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $1,568,081 of investment in an affiliated holding (Note 5) (identified cost $78,471,964)		$67,859,338
Cash		68,074
Income receivable		39,478
Receivable for investments sold		1,197,151
Receivable for shares sold		133,571
TOTAL ASSETS		69,297,612
Liabilities:
Payable for investments purchased	$1,721,958
Payable for shares redeemed	376,075
Payable to adviser (Note 5)	270
Payable for distribution services fee (Note 5)	3,254
Payable for other service fees (Notes 2 and 5)	17,430
Accrued expenses (Note 5)	82,109
TOTAL LIABILITIES		2,201,096
Net assets for 4,579,229 shares outstanding		$67,096,516
Net Assets Consist of:
Paid-in capital		$75,062,577
Net unrealized depreciation of investments		(10,612,626)
Accumulated net realized gain on investments		2,892,984
Accumulated net investment income (loss)		(246,419)
TOTAL NET ASSETS		$67,096,516
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($27,838,406 ÷ 1,917,334 shares outstanding), no par value, unlimited shares authorized	$14.52
Offering price per share (100/94.50 of $14.52)	$15.37
Redemption proceeds per share	$14.52
Class B Shares:
Net asset value per share ($1,801,649 ÷ 132,135 shares outstanding), no par value, unlimited shares authorized	$13.63
Offering price per share	$13.63
Redemption proceeds per share (94.50/100 of $13.63)	$12.88
Class C Shares:
Net asset value per share ($3,242,854 ÷ 245,159 shares outstanding), no par value, unlimited shares authorized	$13.23
Offering price per share	$13.23
Redemption proceeds per share (99.00/100 of $13.23)	$13.10
Institutional Shares:
Net asset value per share ($34,213,607 ÷ 2,284,601 shares outstanding), no par value, unlimited shares authorized	$14.98
Offering price per share	$14.98
Redemption proceeds per share	$14.98
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2016 (unaudited)
Investment Income:
Dividends (including $1,428 received from an affiliated holding (Note 5)		$285,596
Interest		611
TOTAL INCOME		286,207
Expenses:
Investment adviser fee (Note 5)	$428,904
Administrative fee (Note 5)	29,184
Custodian fees	13,566
Transfer agent fee	126,219
Directors'/Trustees' fees (Note 5)	1,044
Auditing fees	12,301
Legal fees	4,047
Portfolio accounting fees	39,544
Distribution services fee (Note 5)	21,500
Other service fees (Notes 2 and 5)	45,354
Share registration costs	27,358
Printing and postage	17,812
Miscellaneous (Note 5)	6,863
TOTAL EXPENSES	773,696
Waiver/reimbursement of investment adviser fee (Note 5)	(376,809)
Net expenses		396,887
Net investment income (loss)		(110,680)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		2,892,984
Net change in unrealized appreciation of investments		(14,975,478)
Net realized and unrealized loss on investments		(12,082,494)
Change in net assets resulting from operations		$(12,193,174)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(110,680)	$(436,245)
Net realized gain on investments	2,892,984	15,656,300
Net change in unrealized appreciation/depreciation of investments	(14,975,478)	(3,269,613)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(12,193,174)	11,950,442
Distributions to Shareholders:
Distributions from net realized gain on investments
Class A Shares	(5,047,941)	—
Class B Shares	(351,767)	—
Class C Shares	(643,484)	—
Institutional Shares	(6,264,901)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,308,093)	—
Share Transactions:
Proceeds from sale of shares	18,997,158	16,906,335
Net asset value of shares issued to shareholders in payment of distributions declared	11,779,980	—
Cost of shares redeemed	(13,920,057)	(27,508,694)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,857,081	(10,602,359)
Change in net assets	(7,644,186)	1,348,083
Net Assets:
Beginning of period	74,740,702	73,392,619
End of period (including accumulated net investment income (loss) of $(246,419) and $(135,739), respectively)	$67,096,516	$74,740,702
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2016 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. On June 1, 2015, Class B Shares were closed to new accounts/investors. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes. The detail of total fund expense waivers of $376,809 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$38,194
Class B Shares	2,660
Class C Shares	4,500
TOTAL	$45,354
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Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	258,785	$4,714,800	205,032	$4,007,524
Shares issued to shareholders in payment of distributions declared	280,540	4,637,343	—	—
Shares redeemed	(190,076)	(3,430,417)	(343,865)	(6,518,418)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	349,249	$5,921,726	(138,833)	$(2,510,894)
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	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	629	$9,758	36,818	$665,769
Shares issued to shareholders in payment of distributions declared	21,942	340,760	—	—
Shares redeemed	(9,708)	(164,301)	(27,927)	(501,164)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	12,863	$186,217	8,891	$164,605

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	49,809	$843,087	28,731	$508,470
Shares issued to shareholders in payment of distributions declared	37,877	570,799	—	—
Shares redeemed	(30,186)	(479,045)	(124,257)	(2,140,893)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	57,500	$934,841	(95,526)	$(1,632,423)

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	728,339	$13,429,513	616,792	$11,724,572
Shares issued to shareholders in payment of distributions declared	365,674	6,231,078	—	—
Shares redeemed	(556,338)	(9,846,294)	(963,982)	(18,348,219)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	537,675	$9,814,297	(347,190)	$(6,623,647)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	957,287	$16,857,081	(572,658)	$(10,602,359)
4. FEDERAL TAX INFORMATION
At January 31, 2016, the cost of investments for federal tax purposes was $78,471,964. The net unrealized depreciation of investments for federal tax purposes was $10,612,626. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,120,059 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,732,685.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2015, for federal income tax purposes, a late year ordinary loss of $135,739 was deferred to August 1, 2015.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the Adviser voluntarily waived $375,896 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$7,981
Class C Shares	13,519
TOTAL	$21,500
For the six months ended January 31, 2016, FSC retained $6,747 of fees paid by the Fund.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2016, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2016, FSC retained $2,394 in sales charges from the sale of Class A Shares. FSC also retained $2,557 of CDSC relating to redemptions of Class B Shares.
Other Service Fees
For the six months ended January 31, 2016, FSSC received $4,562 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.88%, 1.88% and 0.88% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Company Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2016, the Adviser reimbursed $913. Transactions involving the affiliated holding during the six months ended January 31, 2016, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2015	1,422,241
Purchases/Additions	14,625,023
Sales/Reductions	(14,479,183)
Balance of Shares Held 1/31/2016	1,568,081
Value	$1,568,081
Dividend Income	$1,428
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2016, were as follows:
Purchases	$69,866,388
Sales	$63,978,646
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the program was not utilized.
9. Subsequent events
On February 10, 2016, the Trustees approved adding Class R6 Shares to the Fund which is expected to be effective by the second quarter of 2016.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$841.10	$5.23
Class B Shares	$1,000	$837.60	$8.68
Class C Shares	$1,000	$837.70	$8.68
Institutional Shares	$1,000	$842.30	$4.08
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.46	$5.74
Class B Shares	$1,000	$1,015.69	$9.53
Class C Shares	$1,000	$1,015.69	$9.53
Institutional Shares	$1,000	$1,020.71	$4.47
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class B Shares	1.88%
Class C Shares	1.88%
Institutional Shares	0.88%
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Evaluation and Approval of Advisory Contract–May 2015
Federated MDT Small Cap Growth Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing
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different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group and the Fund's performance fell below the median of the relevant peer group for the one-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and outperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In
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addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry
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guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated MDT Small Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R775
CUSIP 31421R676
CUSIP 31421R767
CUSIP 31421R759
36367 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date March 24, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 24, 2016